Shareholder Report	12 Months Ended	87 Months Ended	89 Months Ended
	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Select Wireless Portfolio
Shareholder Report [Line Items]
Fund Name	Wireless Portfolio
Class Name	Wireless Portfolio
Trading Symbol	FWRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Wireless Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Fidelity Wireless Index for the fiscal year, especially within communications equipment. Picks and an underweight in alternative carriers also hampered the fund's result. Also detracting from our result were stock picks in wireless telecommunication services.
•The largest individual relative detractor was our underweight stake in AST SpaceMobile (+192%). This was a position we established this period. The company was one of the fund's largest holdings at period end. A second notable relative detractor was our underweight position in Viasat (+424%). Another notable relative detractor was our lighter-than-index stake in Vistance Networks (+177%). This was an investment we established this period.
•In contrast, the primary contributor to performance versus the industry index was security selection in technology hardware, storage & peripherals. Security selection in interactive media & services also boosted the fund's relative performance. Also contributing to our result was an underweight in systems software.
•The fund's stake in Samsung Electronics gained 85% and was the top individual relative contributor. The stock was not held at period end. A stake in Sandisk gained 142% and was the second-largest relative contributor. This was a stake we established this period. A stake in Quebecor gained 73% and notably helped. Quebecor was not held at period end. All these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the communications equipment and alternative carriers industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Wireless Portfolio $10,000 $12,409 $14,544 $14,575 $17,929 $24,400 $25,474 $21,707 $26,011 $30,772 $34,580 Fidelity Wireless Index℠ $10,000 $11,577 $13,016 $13,316 $15,361 $19,402 $21,441 $18,894 $20,010 $23,810 $28,728 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Wireless Portfolio 12.38% 7.22% 13.21% Fidelity Wireless Index℠ 20.65% 8.17% 11.13% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 306,527,175	$ 306,527,175	$ 306,527,175
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 2,013,947
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$306,527,175
Number of Holdings	52
Total Advisory Fee	$2,013,947
Portfolio Turnover	58%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 26.7 Technology Hardware, Storage & Peripherals 15.8 Semiconductors & Semiconductor Equipment 15.5 Communications Equipment 15.4 Wireless Telecommunication Services 14.7 Specialized REITs 6.9 Software 2.2 Media 1.1 Interactive Media & Services 0.9 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 78.2 Canada 5.4 Finland 3.8 United Kingdom 2.7 Sweden 2.3 Singapore 1.8 Mexico 1.7 Taiwan 1.5 Brazil 1.0 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.2 Canada - 5.4 Finland - 3.8 United Kingdom - 2.7 Sweden - 2.3 Singapore - 1.8 Mexico - 1.7 Taiwan - 1.5 Brazil - 1.0 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Apple Inc 15.1 T-Mobile US Inc 7.4 AT&T Inc 7.4 Motorola Solutions Inc 6.2 QUALCOMM Inc 5.8 Verizon Communications Inc 5.7 Marvell Technology Inc 4.8 Nokia Oyj ADR 3.8 American Tower Corp 3.7 AST SpaceMobile Inc Class A 2.7 62.6
Select Utilities Portfolio
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Utilities Portfolio
Trading Symbol	FSUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Utilities Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Utilities Portfolio $10,000 $11,821 $12,411 $14,915 $16,309 $16,301 $19,429 $19,713 $20,897 $27,975 $34,777 MSCI U.S. IMI Utilities 25-50 Index $10,000 $11,726 $11,545 $13,989 $15,491 $15,072 $17,972 $17,795 $17,431 $22,957 $28,377 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Utilities Portfolio 24.32% 16.36% 13.27% MSCI U.S. IMI Utilities 25-50 Index 23.61% 13.49% 10.99% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,088,784,869	$ 4,088,784,869	$ 4,088,784,869
Holdings Count | shares	34	34	34
Advisory Fees Paid, Amount	$ 16,858,023
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 68.4 Multi-Utilities 16.1 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.0 Construction & Engineering 1.8 Media 1.0 Gas Utilities 0.8 Machinery 0.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 99.2 Germany 0.7 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Germany - 0.7 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.6 Constellation Energy Corp 8.3 NRG Energy Inc 7.3 Duke Energy Corp 6.6 Sempra 5.9 Vistra Corp 5.5 Entergy Corp 4.9 Exelon Corp 4.7 Xcel Energy Inc 4.5 American Electric Power Co Inc 3.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Transportation Portfolio
Shareholder Report [Line Items]
Fund Name	Transportation Portfolio
Class Name	Transportation Portfolio
Trading Symbol	FSRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Transportation Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Transportation 25/50 Linked Index for the fiscal year, led by an underweight in passenger ground transportation. An underweight in cargo ground transportation also boosted relative performance. Also contributing to our result was stock selection in air freight & logistics.
•The top individual relative contributor was an underweight in Uber Technologies (-1%). The stock was the fund's biggest holding. A second notable relative contributor was our non-index stake in Copa Holdings (+61%). This period we decreased our position in Copa Holdings. An overweight in XPO (+86%) also helped. This was a position we established this period. The company was one of the fund's largest holdings at period end.
•In contrast, the primary detractor from performance versus the industry index was stock picking in hotels, resorts & cruise lines. Stock picking and an underweight in marine transportation also hampered the fund's result. Also detracting from our result was an underweight in air freight & logistics.
•The biggest individual relative detractor was an overweight in Alaska Air (-28%). The second-largest relative detractor was an underweight in JB Hunt Transport Services (+46%), which was not held at period end. Another notable relative detractor was our stake in Sun Country Airlines Holdings (+25%). This period we decreased our investment in Sun Country Airlines Holdings.
•Notable changes in positioning include increased exposure to the cargo ground transportation industry and a lower allocation to rail transportation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Transportation Portfolio $10,000 $12,940 $14,555 $15,553 $13,921 $18,741 $22,554 $22,450 $26,295 $27,492 $32,738 MSCI U.S. IMI Transportation 25-50 Index $10,000 $13,141 $14,947 $15,653 $14,409 $20,806 $23,471 $21,414 $25,513 $25,320 $29,611 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Transportation Portfolio 19.08% 11.80% 12.59% MSCI U.S. IMI Transportation 25-50 Index 16.95% 7.31% 11.47% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 516,683,416	$ 516,683,416	$ 516,683,416
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 3,145,513
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$516,683,416
Number of Holdings	40
Total Advisory Fee	$3,145,513
Portfolio Turnover	40%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Ground Transportation 50.1 Air Freight & Logistics 19.5 Passenger Airlines 19.4 Marine Transportation 1.5 Software 1.2 Broadline Retail 1.1 Aerospace & Defense 0.8 Machinery 0.5 Hotels, Restaurants & Leisure 0.4 Financial Services 0.4 Common Stocks 94.9 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 United States 97.2 Canada 1.9 Panama 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.2 Canada - 1.9 Panama - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Uber Technologies Inc 12.2 Union Pacific Corp 10.4 United Parcel Service Inc Class B 8.5 Delta Air Lines Inc 7.1 Old Dominion Freight Line Inc 6.0 FedEx Corp 5.7 CSX Corp 4.9 United Airlines Holdings Inc 4.6 XPO Inc 4.5 CH Robinson Worldwide Inc 3.7 67.6
Select Telecommunications Portfolio
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Telecommunications Portfolio
Trading Symbol	FSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Telecommunications Portfolio $10,000 $11,906 $11,458 $11,845 $13,326 $15,878 $14,927 $13,777 $13,594 $18,258 $21,152 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $11,377 $10,475 $10,454 $11,359 $12,702 $11,945 $11,007 $10,924 $15,571 $19,240 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Telecommunications Portfolio 15.85% 5.90% 7.78% MSCI U.S. IM Telecommunication Services 25-50 Index 23.56% 8.66% 6.76% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 231,685,701	$ 231,685,701	$ 231,685,701
Holdings Count | shares	26	26	26
Advisory Fees Paid, Amount	$ 1,601,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 84.6 Wireless Telecommunication Services 10.3 Media 1.1 Common Stocks 96.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.2 Puerto Rico 4.1 Belgium 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Puerto Rico - 4.1 Belgium - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 24.2 AT&T Inc 23.2 T-Mobile US Inc 4.9 Globalstar Inc 4.8 AST SpaceMobile Inc Class A 4.8 Lumen Technologies Inc 4.4 Iridium Communications Inc 4.1 Telephone and Data Systems Inc 3.9 Liberty Latin America Ltd Class C 3.1 Uniti Group Inc 2.7 80.1
Fidelity Advisor Telecommunications Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class Z
Trading Symbol	FIJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2026. Initial investment of $10,000. Class Z $10,000 $9,320 $10,502 $12,529 $11,794 $10,903 $10,776 $14,491 $16,804 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $9,031 $9,813 $10,973 $10,319 $9,509 $9,438 $13,452 $16,622 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 $26,501 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 15.97% 6.05% 7.25% MSCI U.S. IM Telecommunication Services 25-50 Index 23.56% 8.66% 7.09% S&P 500® Index 16.99% 14.19% 14.05% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 231,685,701	$ 231,685,701	$ 231,685,701
Holdings Count | shares	26	26	26
Advisory Fees Paid, Amount	$ 1,601,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 84.6 Wireless Telecommunication Services 10.3 Media 1.1 Common Stocks 96.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.2 Puerto Rico 4.1 Belgium 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Puerto Rico - 4.1 Belgium - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 24.2 AT&T Inc 23.2 T-Mobile US Inc 4.9 Globalstar Inc 4.8 AST SpaceMobile Inc Class A 4.8 Lumen Technologies Inc 4.4 Iridium Communications Inc 4.1 Telephone and Data Systems Inc 3.9 Liberty Latin America Ltd Class C 3.1 Uniti Group Inc 2.7 80.1
Fidelity Advisor Telecommunications Fund - Class M
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class M
Trading Symbol	FTUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 139	1.29%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,412 $10,910 $11,203 $12,526 $14,830 $13,859 $12,721 $12,487 $16,680 $19,217 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $11,377 $10,475 $10,454 $11,359 $12,702 $11,945 $11,007 $10,924 $15,571 $19,240 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 11.18% 4.57% 6.75% Class M (without 3.50% sales charge) 15.21% 5.32% 7.13% MSCI U.S. IM Telecommunication Services 25-50 Index 23.56% 8.66% 6.76% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 231,685,701	$ 231,685,701	$ 231,685,701
Holdings Count | shares	26	26	26
Advisory Fees Paid, Amount	$ 1,601,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 84.6 Wireless Telecommunication Services 10.3 Media 1.1 Common Stocks 96.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.2 Puerto Rico 4.1 Belgium 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Puerto Rico - 4.1 Belgium - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 24.2 AT&T Inc 23.2 T-Mobile US Inc 4.9 Globalstar Inc 4.8 AST SpaceMobile Inc Class A 4.8 Lumen Technologies Inc 4.4 Iridium Communications Inc 4.1 Telephone and Data Systems Inc 3.9 Liberty Latin America Ltd Class C 3.1 Uniti Group Inc 2.7 80.1
Fidelity Advisor Telecommunications Fund - Class I
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class I
Trading Symbol	FTUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class I $10,000 $11,903 $11,456 $11,840 $13,317 $15,864 $14,918 $13,774 $13,602 $18,265 $21,159 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $11,377 $10,475 $10,454 $11,359 $12,702 $11,945 $11,007 $10,924 $15,571 $19,240 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 15.84% 5.93% 7.78% MSCI U.S. IM Telecommunication Services 25-50 Index 23.56% 8.66% 6.76% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 231,685,701	$ 231,685,701	$ 231,685,701
Holdings Count | shares	26	26	26
Advisory Fees Paid, Amount	$ 1,601,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 84.6 Wireless Telecommunication Services 10.3 Media 1.1 Common Stocks 96.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.2 Puerto Rico 4.1 Belgium 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Puerto Rico - 4.1 Belgium - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 24.2 AT&T Inc 23.2 T-Mobile US Inc 4.9 Globalstar Inc 4.8 AST SpaceMobile Inc Class A 4.8 Lumen Technologies Inc 4.4 Iridium Communications Inc 4.1 Telephone and Data Systems Inc 3.9 Liberty Latin America Ltd Class C 3.1 Uniti Group Inc 2.7 80.1
Fidelity Advisor Telecommunications Fund - Class C
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class C
Trading Symbol	FTUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.79%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class C $10,000 $11,777 $11,218 $11,476 $12,777 $15,061 $14,011 $12,797 $12,498 $16,736 $19,332 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $11,377 $10,475 $10,454 $11,359 $12,702 $11,945 $11,007 $10,924 $15,571 $19,240 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 13.65% 4.80% 6.81% Class C 14.65% 4.80% 6.81% MSCI U.S. IM Telecommunication Services 25-50 Index 23.56% 8.66% 6.76% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 231,685,701	$ 231,685,701	$ 231,685,701
Holdings Count | shares	26	26	26
Advisory Fees Paid, Amount	$ 1,601,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 84.6 Wireless Telecommunication Services 10.3 Media 1.1 Common Stocks 96.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.2 Puerto Rico 4.1 Belgium 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Puerto Rico - 4.1 Belgium - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 24.2 AT&T Inc 23.2 T-Mobile US Inc 4.9 Globalstar Inc 4.8 AST SpaceMobile Inc Class A 4.8 Lumen Technologies Inc 4.4 Iridium Communications Inc 4.1 Telephone and Data Systems Inc 3.9 Liberty Latin America Ltd Class C 3.1 Uniti Group Inc 2.7 80.1
Fidelity Advisor Telecommunications Fund - Class A
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class A
Trading Symbol	FTUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and market selection detracted from the fund's performance versus the MSCI IMI TelcomSvc 25/50 (IG) Index for the fiscal year, led by alternative carriers. Stock picking in cable & satellite also hampered the fund's relative result. Also hurting our result were picks and an underweight in integrated telecommunication services.
•The biggest individual relative detractor was our underweight stake in AST SpaceMobile (+191%). Despite the underweight, the company was among our largest holdings. A second notable relative detractor was our lighter-than-index stake in Globalstar (+185%). The stock was one of our largest holdings. Another notable relative detractor was our non-index stake in Charter Communications (-45%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in wireless telecommunication services. Stock picking in construction & engineering also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Spok Holdings (-22%). This was an investment we established this period. A second notable relative contributor was an underweight in Cogent Communications Holdings (-73%). The company was among the fund's 20-biggest holdings this period. A non-index stake in EchoStar gained 46% and notably helped. This was a stake we established this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,182 $10,729 $11,053 $12,393 $14,716 $13,792 $12,692 $12,488 $16,723 $19,317 MSCI U.S. IM Telecommunication Services 25-50 Index $10,000 $11,377 $10,475 $10,454 $11,359 $12,702 $11,945 $11,007 $10,924 $15,571 $19,240 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 8.87% 4.35% 6.81% Class A (without 5.75% sales charge) 15.51% 5.59% 7.44% MSCI U.S. IM Telecommunication Services 25-50 Index 23.56% 8.66% 6.76% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 231,685,701	$ 231,685,701	$ 231,685,701
Holdings Count | shares	26	26	26
Advisory Fees Paid, Amount	$ 1,601,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$231,685,701
Number of Holdings	26
Total Advisory Fee	$1,601,151
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 84.6 Wireless Telecommunication Services 10.3 Media 1.1 Common Stocks 96.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.2 Puerto Rico 4.1 Belgium 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Puerto Rico - 4.1 Belgium - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 24.2 AT&T Inc 23.2 T-Mobile US Inc 4.9 Globalstar Inc 4.8 AST SpaceMobile Inc Class A 4.8 Lumen Technologies Inc 4.4 Iridium Communications Inc 4.1 Telephone and Data Systems Inc 3.9 Liberty Latin America Ltd Class C 3.1 Uniti Group Inc 2.7 80.1
Select Technology Portfolio
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Technology Portfolio
Trading Symbol	FSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Technology Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Technology Portfolio $10,000 $13,852 $19,907 $19,303 $25,011 $42,486 $43,297 $36,616 $56,810 $65,850 $84,051 MSCI U.S. IMI Information Technology 25-50 Index $10,000 $13,364 $18,028 $19,365 $23,925 $36,665 $41,881 $36,864 $54,652 $63,531 $77,596 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Technology Portfolio 27.64% 14.62% 23.72% MSCI U.S. IMI Information Technology 25-50 Index 22.14% 16.18% 22.74% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,313,203,802	$ 27,313,203,802	$ 27,313,203,802
Holdings Count | shares	124	124	124
Advisory Fees Paid, Amount	$ 122,307,365
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 49.5 Technology Hardware, Storage & Peripherals 16.9 Software 16.5 IT Services 6.5 Communications Equipment 4.0 Electronic Equipment, Instruments & Components 1.5 Broadline Retail 1.5 Entertainment 1.1 Ground Transportation 0.7 Others 0.8 Common Stocks 95.7 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.2 Netherlands 6.7 Canada 1.8 Taiwan 0.9 United Kingdom 0.2 China 0.1 India 0.1 Estonia 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Netherlands - 6.7 Canada - 1.8 Taiwan - 0.9 United Kingdom - 0.2 China - 0.1 India - 0.1 Estonia - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.6 Apple Inc 12.7 Microsoft Corp 6.7 NXP Semiconductors NV 5.2 Marvell Technology Inc 4.7 ON Semiconductor Corp 4.5 Micron Technology Inc 4.2 Cisco Systems Inc 3.9 Western Digital Corp 2.9 GlobalFoundries Inc 2.7 72.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective July 22, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Tech Hardware Portfolio
Shareholder Report [Line Items]
Fund Name	Tech Hardware Portfolio
Class Name	Tech Hardware Portfolio
Trading Symbol	FDCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 87	0.67%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the FactSet Technology Hardware Link Index for the fiscal year, especially within technology hardware, storage & peripherals. An overweight in semiconductors also boosted the fund's relative performance. Also helping our relative result was security selection among technology distributors.
•The top individual relative contributor was an overweight in Western Digital (+470%), one of our biggest holdings. A non-index stake in SK Hynix (+454%) also helped. Another notable relative contributor was our non-index stake in Taiwan Semiconductor Manufacturing (+104%), which was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the industry index was an underweight in technology hardware, storage & peripherals. An overweight in systems software also hampered the fund's result, as did picks in semiconductors.
•The biggest individual relative detractor was an underweight in Samsung Electronics (+312%). The company was the fund's largest holding at period end. Avoiding Seagate Technology Holdings, an index component that gained 308%, hurt as well. Another notable relative detractor was our non-index stake in Microsoft (-2%).
•Notable changes in positioning include increased exposure to the electronic equipment & instruments industry and a lower allocation to systems software firms.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Tech Hardware Portfolio $10,000 $14,157 $17,670 $17,766 $20,928 $34,028 $35,636 $30,782 $40,394 $48,705 $78,580 FactSet Technology Hardware Linked Index $10,000 $13,897 $16,916 $15,866 $17,915 $28,845 $30,175 $26,385 $33,703 $41,307 $63,317 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Tech Hardware Portfolio 61.34% 18.22% 22.89% FactSet Technology Hardware Linked Index 53.29% 17.03% 20.27% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,876,047,755	$ 1,876,047,755	$ 1,876,047,755
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 8,151,465
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,876,047,755
Number of Holdings	40
Total Advisory Fee	$8,151,465
Portfolio Turnover	53%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Technology Hardware, Storage & Peripherals 35.4 Communications Equipment 30.3 Household Durables 8.8 Semiconductors & Semiconductor Equipment 8.7 Electronic Equipment, Instruments & Components 6.9 Entertainment 3.7 Interactive Media & Services 1.7 Software 1.5 Broadline Retail 0.7 Health Care Equipment & Supplies 0.5 Common Stocks 98.0 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 66.8 Japan 13.4 Korea (South) 10.8 Taiwan 4.7 Finland 2.3 China 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.8 Japan - 13.4 Korea (South) - 10.8 Taiwan - 4.7 Finland - 2.3 China - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Cisco Systems Inc 10.9 Western Digital Corp 9.2 Samsung Electronics Co Ltd 8.8 Arista Networks Inc 8.5 Apple Inc 7.7 Motorola Solutions Inc 4.9 Taiwan Semiconductor Manufacturing Co Ltd 4.3 Nintendo Co Ltd 3.7 Sony Group Corp 3.7 Dell Technologies Inc Class C 3.4 65.1
Select Software and IT Services Portfolio
Shareholder Report [Line Items]
Fund Name	Software and IT Services Portfolio
Class Name	Software and IT Services Portfolio
Trading Symbol	FSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 55	0.61%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Software & Services 25/50 Index for the fiscal year, especially within application software. An underweight in systems software also hampered the fund's result. Also hurting our result was stock selection in IT consulting & other services.
•The biggest individual relative detractor was an overweight in Atlassian (-74%). The company was among the fund's largest holdings this period. A second notable relative detractor was an underweight in Palantir Technologies (+62%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end. An overweight in HubSpot (-63%) also hurt.
•In contrast, the primary contributor to performance versus the industry index was an overweight in internet services & infrastructure. An underweight in IT consulting & other services also boosted relative performance. Also contributing to our result were picks in broadline retail.
•The top individual relative contributor was an overweight in Twilio (0%). The company was one of our biggest holdings at period end. A second notable relative contributor was an overweight in MongoDB (+21%). This period we decreased our stake in MongoDB. Another notable relative contributor was our non-index stake in Alphabet (+81%). This period we decreased our stake in Alphabet.
•Notable changes in positioning include decreased exposure to the transaction & payment processing services and IT consulting & other services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Software and IT Services Portfolio $10,000 $13,183 $18,029 $19,993 $24,257 $35,367 $36,422 $31,443 $46,998 $47,878 $39,090 MSCI U.S. IMI Software & Services 25-50 Index $10,000 $12,717 $17,283 $19,501 $23,341 $33,086 $33,297 $28,691 $41,992 $46,172 $39,392 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Software and IT Services Portfolio -18.35% 2.02% 14.61% MSCI U.S. IMI Software & Services 25-50 Index -14.69% 3.55% 14.69% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,675,401,466	$ 6,675,401,466	$ 6,675,401,466
Holdings Count | shares	57	57	57
Advisory Fees Paid, Amount	$ 58,002,385
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,675,401,466
Number of Holdings	57
Total Advisory Fee	$58,002,385
Portfolio Turnover	62%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Software 80.1 IT Services 14.6 Broadline Retail 2.6 Interactive Media & Services 1.7 Financial Services 0.6 Common Stocks 99.3 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 98.7 Canada 1.3 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 Canada - 1.3 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 24.8 Salesforce Inc 5.0 Oracle Corp 4.0 Palantir Technologies Inc Class A 4.0 Intuit Inc 3.7 Datadog Inc Class A 3.4 Synopsys Inc 3.1 Autodesk Inc 3.1 Snowflake Inc 3.1 Palo Alto Networks Inc 3.0 57.2
Select Semiconductors Portfolio
Shareholder Report [Line Items]
Fund Name	Semiconductors Portfolio
Class Name	Semiconductors Portfolio
Trading Symbol	FSELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 81	0.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, underweighting the semiconductor materials & equipment segment was the primary detractor from the fund's performance versus the MSCI US IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year. An overweight in semiconductors also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Marvell Technology (-10%). The stock was among our largest holdings. The second-largest relative detractor was an overweight in NXP Semiconductors (+7%). The stock was among the fund's biggest holdings. Not owning Applied Materials, an index component that gained roughly 138%, was another notable relative detractor.
•In contrast, the primary contributor to performance versus the industry index was out-of-benchmark exposure to technology hardware, storage & peripherals. A non-benchmark allocation to electronic components and investment choices in semiconductors also boosted the fund's relative performance.
•The fund's non-index stake in Western Digital gained 457% and was the top individual relative contributor. This period we decreased our position in Western Digital. The company was among the fund's biggest holdings at period end. A second notable relative contributor was negligible exposure to QUALCOMM (-7%), which was not held at period end. Another notable relative contributor was an overweight in Micron Technology (+338%). This period we decreased our position in Micron Technology. The company was one of the fund's biggest holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Semiconductors Portfolio $10,000 $15,179 $20,370 $20,408 $25,717 $43,840 $54,611 $53,023 $89,786 $99,859 $168,853 MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index $10,000 $14,909 $20,401 $20,274 $24,989 $43,396 $52,785 $48,029 $87,798 $95,659 $162,476 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Semiconductors Portfolio 69.09% 30.96% 32.66% MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index 69.85% 30.22% 32.15% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 32,691,330,966	$ 32,691,330,966	$ 32,691,330,966
Holdings Count | shares	63	63	63
Advisory Fees Paid, Amount	$ 145,076,802
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$32,691,330,966
Number of Holdings	63
Total Advisory Fee	$145,076,802
Portfolio Turnover	87%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 88.3 Technology Hardware, Storage & Peripherals 3.2 Electronic Equipment, Instruments & Components 2.6 Electrical Equipment 0.1 Software 0.0 Financial Services 0.0 Metals & Mining 0.0 Common Stocks 93.3 Preferred Stocks 0.9 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.3 Preferred Stocks - 0.9 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 United States 84.9 Netherlands 9.3 Israel 2.7 Japan 2.6 Taiwan 0.5 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.9 Netherlands - 9.3 Israel - 2.7 Japan - 2.6 Taiwan - 0.5 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.1 Broadcom Inc 10.6 Marvell Technology Inc 8.6 NXP Semiconductors NV 6.3 Micron Technology Inc 5.0 ON Semiconductor Corp 4.9 Monolithic Power Systems Inc 4.9 Lam Research Corp 4.9 GlobalFoundries Inc 4.0 Western Digital Corp 3.1 76.4
Select Retailing Portfolio
Shareholder Report [Line Items]
Fund Name	Retailing Portfolio
Class Name	Retailing Portfolio
Trading Symbol	FSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Retailing Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Multi-Sector Retailing 25/50 Linked Index for the fiscal year, especially within broadline retail. Security selection and an overweight in footwear also hampered the fund's result. Also detracting from our result was stock selection in automotive retail.
•The biggest individual relative detractor this period was avoiding Dollar General, an index component that gained about 115%. An underweight in Carvana (+43%) also hurt. This period we decreased our stake in Carvana. Another notable relative detractor was our stake in Lululemon Athletica (-48%), where we decreased our stake this period.
•In contrast, the biggest contributor to performance versus the industry index was stock picking in food retail. Picks and an overweight in apparel retail also boosted relative performance. Also bolstering our relative result was an underweight in distributors.
•The top individual relative contributor was an overweight in Ulta Beauty (+87%). This period we decreased our investment in the stock. An overweight in Dollar Tree (+74%), one of our biggest holdings, was another plus. An overweight in American Eagle Outfitters (+97%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to automotive retail stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Retailing Portfolio $10,000 $11,720 $15,079 $16,109 $17,241 $27,568 $27,230 $23,455 $31,250 $35,241 $37,017 MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index $10,000 $11,771 $15,393 $16,601 $17,381 $28,079 $29,252 $25,833 $33,909 $38,711 $41,719 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Retailing Portfolio 5.04% 6.07% 13.98% MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index 7.77% 8.24% 15.35% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,442,508,181	$ 2,442,508,181	$ 2,442,508,181
Holdings Count | shares	42	42	42
Advisory Fees Paid, Amount	$ 16,419,579
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,442,508,181
Number of Holdings	42
Total Advisory Fee	$16,419,579
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 36.6 Consumer Staples Distribution & Retail 27.3 Broadline Retail 26.2 Textiles, Apparel & Luxury Goods 9.1 Household Durables 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 95.6 Brazil 2.5 Canada 0.8 Germany 0.6 Finland 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.6 Brazil - 2.5 Canada - 0.8 Germany - 0.6 Finland - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 21.8 Walmart Inc 10.9 Lowe's Cos Inc 7.2 Costco Wholesale Corp 6.7 TJX Cos Inc/The 5.0 Home Depot Inc/The 3.7 Dollar Tree Inc 3.4 Ross Stores Inc 3.0 O'Reilly Automotive Inc 3.0 NIKE Inc Class B 2.7 67.4
Select Pharmaceuticals Portfolio
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals Portfolio
Class Name	Pharmaceuticals Portfolio
Trading Symbol	FPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 76	0.67%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index for the fiscal year, especially within biotechnology. Stock picks in pharmaceuticals also boosted relative performance.
•The fund's non-index stake in Avidity Biosciences gained 130% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Elanco Animal Health (+137%). The stock was one of our biggest holdings. A non-index stake in UCB gained 59% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the industry index was security selection in health care equipment. Stock selection in diversified financial services also hampered the fund's result.
•The largest individual relative detractor was an underweight in Johnson & Johnson (+55%). This was an investment we established this period. The company was one of the fund's biggest holdings at period end. A non-index stake in Legend Biotech returned -46% and was a second notable relative detractor. This period we increased our stake in Legend Biotech. The stock was one of the fund's biggest holdings. Not owning Novartis, an index component that gained 60%, was another notable relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Pharmaceuticals Portfolio $10,000 $10,057 $10,621 $12,124 $13,587 $16,368 $17,210 $17,485 $23,491 $24,742 $31,600 MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index $10,000 $10,453 $11,275 $12,700 $12,515 $14,939 $16,066 $15,809 $19,659 $20,877 $25,178 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Pharmaceuticals Portfolio 27.72% 14.06% 12.19% MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index 20.60% 11.00% 9.67% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,516,495,874	$ 1,516,495,874	$ 1,516,495,874
Holdings Count | shares	60	60	60
Advisory Fees Paid, Amount	$ 7,889,417
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,516,495,874
Number of Holdings	60
Total Advisory Fee	$7,889,417
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Pharmaceuticals 79.1 Biotechnology 19.4 Financial Services 0.1 Software 0.1 Consumer Staples Distribution & Retail 0.0 Common Stocks 98.4 Preferred Stocks 0.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.3 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 84.2 Belgium 7.0 United Kingdom 4.8 Germany 1.9 Canada 0.8 Netherlands 0.7 Denmark 0.4 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.2 Belgium - 7.0 United Kingdom - 4.8 Germany - 1.9 Canada - 0.8 Netherlands - 0.7 Denmark - 0.4 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 24.8 GSK PLC ADR 10.1 Johnson & Johnson 7.0 UCB SA 5.0 Astrazeneca PLC (United States) 4.8 Roche Holding AG non-voting shares 4.8 Gilead Sciences Inc 4.7 Merck & Co Inc 4.6 Elanco Animal Health Inc 4.4 Legend Biotech Corp ADR 3.3 73.5
Select Medical Technology and Devices Portfolio
Shareholder Report [Line Items]
Fund Name	Medical Technology and Devices Portfolio
Class Name	Medical Technology and Devices Portfolio
Trading Symbol	FSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 60	0.62%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index for the fiscal year, especially an overweight in health care technology. Security selection in health care equipment also hampered the fund's result. Also detracting from our result was an underweight in health care supplies.
•The biggest individual relative detractor was an overweight in Boston Scientific (-26%). The stock was the fund's biggest holding this period. A second notable relative detractor was an underweight in IDEXX Laboratories (+50%). Our stake in Inspire Medical Systems (-49%) also detracted. IDEXX and Inspire were not held at period end.
•In contrast, the primary contributor to performance versus the industry index was stock picking in biotechnology. Stock picking in health care services and health care supplies also boosted the fund's relative performance.
•The fund's non-index stake in Exact Sciences gained about 114% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was our non-index stake in Conformal Medical (+278%). Another notable relative contributor was an overweight in Penumbra (+21%). This period we decreased our stake in Penumbra. The company was one of our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care supplies industry and a higher allocation to life sciences tools & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Medical Technology and Devices Portfolio $10,000 $13,013 $15,356 $19,019 $20,438 $29,472 $30,342 $26,812 $28,673 $30,740 $28,809 MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index $10,000 $12,520 $15,515 $18,955 $20,163 $28,758 $29,951 $25,922 $28,532 $29,093 $27,668 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Medical Technology and Devices Portfolio -6.28% -0.45% 11.16% MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index -4.90% -0.77% 10.71% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,647,551,072	$ 3,647,551,072	$ 3,647,551,072
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 26,155,604
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,647,551,072
Number of Holdings	66
Total Advisory Fee	$26,155,604
Portfolio Turnover	54%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 49.2 Life Sciences Tools & Services 35.5 Health Care Technology 5.6 Biotechnology 4.3 Health Care Providers & Services 2.4 Chemicals 0.2 Pharmaceuticals 0.1 Common Stocks 94.9 Preferred Stocks 2.4 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 2.4 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 98.4 France 1.6 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.4 France - 1.6 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Danaher Corp 13.6 Boston Scientific Corp 12.0 Thermo Fisher Scientific Inc 9.6 Intuitive Surgical Inc 8.6 Edwards Lifesciences Corp 5.5 Abbott Laboratories 4.8 Stryker Corp 4.8 Veeva Systems Inc Class A 2.6 Masimo Corp 2.6 Insulet Corp 2.4 66.5
Select Materials Portfolio
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Materials Portfolio
Trading Symbol	FSDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Materials Portfolio $10,000 $13,052 $15,004 $13,152 $11,367 $16,787 $19,973 $20,106 $20,743 $20,792 $26,208 MSCI U.S. IMI Materials 25-50 Index $10,000 $13,426 $15,400 $14,412 $13,644 $19,555 $22,847 $22,996 $24,957 $25,847 $32,639 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Materials Portfolio 26.05% 9.32% 10.11% MSCI U.S. IMI Materials 25-50 Index 26.28% 10.79% 12.56% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 846,272,588	$ 846,272,588	$ 846,272,588
Holdings Count | shares	54	54	54
Advisory Fees Paid, Amount	$ 4,866,415
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 52.2 Metals & Mining 30.8 Construction Materials 9.1 Containers & Packaging 6.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.6 Canada 5.6 Zambia 1.4 Brazil 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 5.6 Zambia - 1.4 Brazil - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.5 Ecolab Inc 7.7 Newmont Corp 6.8 Freeport-McMoRan Inc 5.3 Corteva Inc 3.8 Solstice Advanced Materials Inc 3.6 Air Products and Chemicals Inc 3.6 Nucor Corp 3.3 CRH PLC 3.2 LyondellBasell Industries NV Class A1 3.0 55.8
Fidelity Advisor Materials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class Z
Trading Symbol	FIJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2026. Initial investment of $10,000. Class Z $10,000 $9,265 $8,021 $11,865 $14,135 $14,249 $14,722 $14,773 $18,641 MSCI U.S. IMI Materials 25-50 Index $10,000 $9,364 $8,865 $12,706 $14,845 $14,942 $16,216 $16,795 $21,207 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 $26,501 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 26.18% 9.46% 8.76% MSCI U.S. IMI Materials 25-50 Index 26.28% 10.79% 10.67% S&P 500® Index 16.99% 14.19% 14.05% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 846,272,588	$ 846,272,588	$ 846,272,588
Holdings Count | shares	54	54	54
Advisory Fees Paid, Amount	$ 4,866,415
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 52.2 Metals & Mining 30.8 Construction Materials 9.1 Containers & Packaging 6.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.6 Canada 5.6 Zambia 1.4 Brazil 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 5.6 Zambia - 1.4 Brazil - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.5 Ecolab Inc 7.7 Newmont Corp 6.8 Freeport-McMoRan Inc 5.3 Corteva Inc 3.8 Solstice Advanced Materials Inc 3.6 Air Products and Chemicals Inc 3.6 Nucor Corp 3.3 CRH PLC 3.2 LyondellBasell Industries NV Class A1 3.0 55.8
Fidelity Advisor Materials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class M
Trading Symbol	FMFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 139	1.24%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $12,524 $14,315 $12,477 $10,724 $15,749 $18,635 $18,662 $19,153 $19,095 $23,937 MSCI U.S. IMI Materials 25-50 Index $10,000 $13,426 $15,400 $14,412 $13,644 $19,555 $22,847 $22,996 $24,957 $25,847 $32,639 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 20.97% 7.96% 9.12% Class M (without 3.50% sales charge) 25.36% 8.73% 9.51% MSCI U.S. IMI Materials 25-50 Index 26.28% 10.79% 12.56% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 846,272,588	$ 846,272,588	$ 846,272,588
Holdings Count | shares	54	54	54
Advisory Fees Paid, Amount	$ 4,866,415
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 52.2 Metals & Mining 30.8 Construction Materials 9.1 Containers & Packaging 6.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.6 Canada 5.6 Zambia 1.4 Brazil 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 5.6 Zambia - 1.4 Brazil - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.5 Ecolab Inc 7.7 Newmont Corp 6.8 Freeport-McMoRan Inc 5.3 Corteva Inc 3.8 Solstice Advanced Materials Inc 3.6 Air Products and Chemicals Inc 3.6 Nucor Corp 3.3 CRH PLC 3.2 LyondellBasell Industries NV Class A1 3.0 55.8
Fidelity Advisor Materials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class I
Trading Symbol	FMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class I $10,000 $13,055 $15,010 $13,157 $11,374 $16,799 $19,987 $20,120 $20,756 $20,799 $26,210 MSCI U.S. IMI Materials 25-50 Index $10,000 $13,426 $15,400 $14,412 $13,644 $19,555 $22,847 $22,996 $24,957 $25,847 $32,639 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 26.01% 9.30% 10.11% MSCI U.S. IMI Materials 25-50 Index 26.28% 10.79% 12.56% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 846,272,588	$ 846,272,588	$ 846,272,588
Holdings Count | shares	54	54	54
Advisory Fees Paid, Amount	$ 4,866,415
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 52.2 Metals & Mining 30.8 Construction Materials 9.1 Containers & Packaging 6.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.6 Canada 5.6 Zambia 1.4 Brazil 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 5.6 Zambia - 1.4 Brazil - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.5 Ecolab Inc 7.7 Newmont Corp 6.8 Freeport-McMoRan Inc 5.3 Corteva Inc 3.8 Solstice Advanced Materials Inc 3.6 Air Products and Chemicals Inc 3.6 Nucor Corp 3.3 CRH PLC 3.2 LyondellBasell Industries NV Class A1 3.0 55.8
Fidelity Advisor Materials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class C
Trading Symbol	FMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.74%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class C $10,000 $12,921 $14,701 $12,755 $10,911 $15,950 $18,781 $18,714 $19,109 $19,098 $24,001 MSCI U.S. IMI Materials 25-50 Index $10,000 $13,426 $15,400 $14,412 $13,644 $19,555 $22,847 $22,996 $24,957 $25,847 $32,639 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 23.74% 8.19% 9.15% Class C 24.74% 8.19% 9.15% MSCI U.S. IMI Materials 25-50 Index 26.28% 10.79% 12.56% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 846,272,588	$ 846,272,588	$ 846,272,588
Holdings Count | shares	54	54	54
Advisory Fees Paid, Amount	$ 4,866,415
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 52.2 Metals & Mining 30.8 Construction Materials 9.1 Containers & Packaging 6.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.6 Canada 5.6 Zambia 1.4 Brazil 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 5.6 Zambia - 1.4 Brazil - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.5 Ecolab Inc 7.7 Newmont Corp 6.8 Freeport-McMoRan Inc 5.3 Corteva Inc 3.8 Solstice Advanced Materials Inc 3.6 Air Products and Chemicals Inc 3.6 Nucor Corp 3.3 CRH PLC 3.2 LyondellBasell Industries NV Class A1 3.0 55.8
Fidelity Advisor Materials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class A
Trading Symbol	FMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Index for the fiscal year, especially within gold. Stock picks in diversified metals & mining also hampered the fund's result. Also detracting from our result were picks and an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This period we increased our position in Newmont. The company was one of our largest holdings. The second-largest relative detractor was an underweight in Freeport-McMoRan (+87%). This period we increased our position in Freeport-McMoRan. The stock was among our biggest holdings at period end. An overweight in Mosaic (+17%) also hurt. This was a position we established this period. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the sector index was an overweight in diversified metals & mining. Stock selection and an overweight in copper also boosted relative performance, as did picks and an underweight in commodity chemicals. Also helping our relative result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 145% and was the top individual relative contributor. This period we decreased our investment in First Quantum Minerals. The stock was among our biggest holdings this period. A stake in Wheaton Precious Metals gained 137% and was a second notable relative contributor. This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+164%). This period we decreased our investment in Agnico Eagle Mines. All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the commodity chemicals and copper industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $12,269 $14,066 $12,295 $10,597 $15,606 $18,514 $18,587 $19,123 $19,112 $24,019 MSCI U.S. IMI Materials 25-50 Index $10,000 $13,426 $15,400 $14,412 $13,644 $19,555 $22,847 $22,996 $24,957 $25,847 $32,639 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 18.45% 7.72% 9.16% Class A (without 5.75% sales charge) 25.67% 9.01% 9.81% MSCI U.S. IMI Materials 25-50 Index 26.28% 10.79% 12.56% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 846,272,588	$ 846,272,588	$ 846,272,588
Holdings Count | shares	54	54	54
Advisory Fees Paid, Amount	$ 4,866,415
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$846,272,588
Number of Holdings	54
Total Advisory Fee	$4,866,415
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 52.2 Metals & Mining 30.8 Construction Materials 9.1 Containers & Packaging 6.9 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.6 Canada 5.6 Zambia 1.4 Brazil 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 5.6 Zambia - 1.4 Brazil - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 15.5 Ecolab Inc 7.7 Newmont Corp 6.8 Freeport-McMoRan Inc 5.3 Corteva Inc 3.8 Solstice Advanced Materials Inc 3.6 Air Products and Chemicals Inc 3.6 Nucor Corp 3.3 CRH PLC 3.2 LyondellBasell Industries NV Class A1 3.0 55.8
Select Leisure Portfolio
Shareholder Report [Line Items]
Fund Name	Leisure Portfolio
Class Name	Leisure Portfolio
Trading Symbol	FDLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Leisure Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 65	0.68%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Services 25/50 Index for the fiscal year, especially within restaurants. Stock picking and an overweight in casinos & gaming also hampered the fund's result. Also detracting from our result were picks in hotels, resorts & cruise lines.
•The largest individual relative detractor was an underweight in Marriott International (+24%). This period we decreased our position in Marriott International. The second-largest relative detractor was an underweight in DoorDash (-11%). This period we increased our position in DoorDash. The company was among our biggest holdings. Another notable relative detractor was an overweight in DraftKings (-46%).
•In contrast, the primary contributor to performance versus the industry index was stock picking in food distributors. Security selection and an underweight in leisure facilities also boosted relative performance. Also helping our relative result were stock picks in leisure products.
•The top individual relative contributor was our stake in Las Vegas Sands (+60%). This period we decreased our investment in Las Vegas Sands. A second notable relative contributor was an overweight in Hilton Worldwide Holdings (+18%). The stock was the fund's biggest holding at period end. A non-index stake in Viking Holdings gained 87% and notably helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the casinos & gaming industry and a higher allocation to hotels, resorts & cruise lines.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Leisure Portfolio $10,000 $11,126 $13,880 $14,502 $14,757 $20,852 $22,423 $22,375 $27,625 $33,678 $30,660 MSCI U.S. IMI Consumer Services 25-50 Index $10,000 $11,561 $14,507 $15,642 $15,896 $20,731 $20,458 $20,419 $25,030 $29,710 $28,652 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Leisure Portfolio -8.96% 8.02% 11.86% MSCI U.S. IMI Consumer Services 25-50 Index -3.56% 6.69% 11.10% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 533,206,997	$ 533,206,997	$ 533,206,997
Holdings Count | shares	38	38	38
Advisory Fees Paid, Amount	$ 4,191,743
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$533,206,997
Number of Holdings	38
Total Advisory Fee	$4,191,743
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Hotels, Restaurants & Leisure 91.9 Diversified Consumer Services 3.3 Consumer Staples Distribution & Retail 1.3 Food Products 0.7 IT Services 0.6 Broadline Retail 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 99.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hilton Worldwide Holdings Inc 9.9 Booking Holdings Inc 9.3 Starbucks Corp 9.2 McDonald's Corp 9.1 Carnival Corp 5.9 Expedia Group Inc Class A 5.2 Airbnb Inc Class A 4.9 Yum! Brands Inc 4.9 Chipotle Mexican Grill Inc 4.7 DoorDash Inc Class A 4.5 67.6
Select Insurance Portfolio
Shareholder Report [Line Items]
Fund Name	Insurance Portfolio
Class Name	Insurance Portfolio
Trading Symbol	FSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Insurance Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 67	0.68%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Insurance 25/50 Index for the fiscal year, led by property & casualty insurance firms. An overweight in reinsurance also boosted the fund's relative performance. Also bolstering our relative result were picks among insurance brokers.
•The fund's non-index stake in Hiscox gained 43% and was the top individual relative contributor. This was an investment we established this period. A second notable relative contributor was an overweight in Hartford Insurance (+21%). The stock was among our biggest holdings. An overweight in Reinsurance Group of America (+9%) also helped. The company was one of the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the industry index were picks and an underweight in life & health insurance. Also hurting our result was stock selection in the diversified financial services and reinsurance categories.
•The largest individual relative detractor was an overweight in Arthur J Gallagher (-32%). The stock was one of the fund's biggest holdings. A non-index stake in Corebridge Financial returned -22% and was a second notable relative detractor. This period we decreased our position in Corebridge Financial. Another notable relative detractor this period was avoiding AFLAC, an index component that gained roughly 5%.
•Notable changes in positioning include lower allocations to the diversified financial services and insurance brokers industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Insurance Portfolio $10,000 $13,160 $14,425 $14,383 $15,239 $17,606 $21,951 $23,872 $29,423 $36,474 $35,028 MSCI U.S. IMI Insurance 25-50 Index $10,000 $13,284 $14,398 $14,912 $15,430 $17,553 $21,830 $24,069 $28,747 $36,020 $34,416 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Insurance Portfolio -3.96% 14.75% 13.36% MSCI U.S. IMI Insurance 25-50 Index -4.45% 14.42% 13.16% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 670,396,488	$ 670,396,488	$ 670,396,488
Holdings Count | shares	25	25	25
Advisory Fees Paid, Amount	$ 5,797,034
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$670,396,488
Number of Holdings	25
Total Advisory Fee	$5,797,034
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Insurance 96.3 Financial Services 3.3 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 97.7 United Kingdom 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 United Kingdom - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Chubb Ltd 13.8 Progressive Corp/The 9.4 Arthur J Gallagher & Co 7.4 Hartford Insurance Group Inc/The 6.6 Reinsurance Group of America Inc 6.3 Travelers Companies Inc/The 5.2 Arch Capital Group Ltd 4.8 American Financial Group Inc/OH 4.8 Aon PLC 4.7 Willis Towers Watson PLC 4.5 67.5
Select Health Care Services Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Services Portfolio
Class Name	Health Care Services Portfolio
Trading Symbol	FSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 66	0.67%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care Providers & Services 25/50 Index for the fiscal year, especially within health care services. Stock picking in managed health care also hampered the fund's result. Also hurting our result were stock picks and an underweight in health care facilities.
•The largest individual relative detractor was an underweight in Cardinal Health (+79%). This was an investment we established this period. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Centene (-23%). This period we decreased our stake in Centene. Another notable relative detractor was our stake in agilon health (-86%). The stock was not held at period end.
•In contrast, the primary contributor to performance versus the industry index was an underweight in managed health care. Security selection in health care distributors also boosted the fund's relative performance. Also bolstering our relative result was an overweight in health care services.
•The top individual relative contributor was an overweight in BrightSpring Health Services (+113%). We decreased our stake in BrightSpring Health this period. A second notable relative contributor was an overweight in Tenet Healthcare (+89%). The company was one of the fund's largest holdings. Another notable relative contributor this quarter was an underweight, on average, in Hims & Hers Health (-68%). The fund did not hold the stock at quarter end.
•Notable changes in positioning include increased exposure to the health care distributors industry and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Health Care Services Portfolio $10,000 $11,971 $14,010 $15,356 $16,337 $21,145 $24,708 $24,550 $26,591 $24,668 $23,411 MSCI U.S. IMI Health Care Providers & Services 25-50 Index $10,000 $11,888 $14,281 $15,123 $15,595 $20,342 $25,559 $25,464 $27,721 $27,900 $28,857 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Health Care Services Portfolio -5.10% 2.06% 8.88% MSCI U.S. IMI Health Care Providers & Services 25-50 Index 3.43% 7.24% 11.18% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 811,402,696	$ 811,402,696	$ 811,402,696
Holdings Count | shares	42	42	42
Advisory Fees Paid, Amount	$ 6,173,136
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$811,402,696
Number of Holdings	42
Total Advisory Fee	$6,173,136
Portfolio Turnover	71%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Providers & Services 98.7 Health Care Technology 1.3 Health Care Equipment & Supplies 0.1 Common Stocks 99.6 Preferred Stocks 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UnitedHealth Group Inc 14.7 McKesson Corp 12.3 CVS Health Corp 10.5 Cencora Inc 7.0 Elevance Health Inc 5.1 Cigna Group/The 4.7 HCA Healthcare Inc 4.5 Tenet Healthcare Corp 3.7 Cardinal Health Inc 3.6 Chemed Corp 3.3 69.4
Select Health Care Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Portfolio
Class Name	Health Care Portfolio
Trading Symbol	FSPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Health Care Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, led by biotechnology. Stock picks in pharmaceuticals and health care technology also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Exact Sciences (+112%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+418%). An overweight in Alnylam Pharmaceuticals (+36%) also helped. The stock was one of our 15-biggest holdings this period.
•In contrast, the biggest detractor from performance versus the sector index was an underweight in pharmaceuticals. An overweight in health care technology also hampered the fund's result. Also hurting our result were stock picks and an overweight in health care equipment.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+55%). This was a position we established this period. The stock was among our five-biggest holdings at period end. A second notable relative detractor was an overweight in Boston Scientific (-25%). The stock was the fund's five-biggest holding this period. A non-index stake in Legend Biotech returned -46% and notably hurt.
•Notable changes in positioning include increased exposure to the pharmaceuticals industry and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Health Care Portfolio $10,000 $11,643 $13,447 $15,235 $16,735 $22,760 $21,924 $21,475 $23,972 $24,438 $27,229 MSCI U.S. IMI Health Care 25-50 Index $10,000 $11,733 $13,549 $15,064 $15,595 $20,282 $22,226 $21,799 $25,021 $26,015 $28,794 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Health Care Portfolio 11.42% 3.65% 10.54% MSCI U.S. IMI Health Care 25-50 Index 10.68% 7.26% 11.16% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,194,101,560	$ 6,194,101,560	$ 6,194,101,560
Holdings Count | shares	134	134	134
Advisory Fees Paid, Amount	$ 37,373,077
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,194,101,560
Number of Holdings	134
Total Advisory Fee	$37,373,077
Portfolio Turnover	69%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 38.8 Pharmaceuticals 24.3 Health Care Equipment & Supplies 12.9 Life Sciences Tools & Services 10.6 Health Care Providers & Services 10.4 Health Care Technology 2.5 Chemicals 0.1 Common Stocks 98.0 Preferred Stocks 1.6 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.6 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 88.8 Netherlands 3.4 Denmark 2.9 Belgium 2.6 Canada 0.9 Germany 0.6 France 0.4 United Kingdom 0.3 Israel 0.1 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Netherlands - 3.4 Denmark - 2.9 Belgium - 2.6 Canada - 0.9 Germany - 0.6 France - 0.4 United Kingdom - 0.3 Israel - 0.1 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 7.0 Danaher Corp 6.4 Boston Scientific Corp 6.1 Johnson & Johnson 5.7 AbbVie Inc 4.3 Ascendis Pharma A/S ADR 2.7 UCB SA 2.6 Gilead Sciences Inc 2.6 Merck & Co Inc 2.6 Argenx SE ADR 2.5 42.5
Select Gold Portfolio
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Gold Portfolio
Trading Symbol	FSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 123	0.64%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Gold Portfolio $10,000 $12,038 $10,777 $10,944 $12,870 $15,052 $16,664 $13,470 $11,883 $18,627 $52,482 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $12,188 $11,330 $12,068 $15,002 $18,040 $20,080 $16,152 $16,043 $24,529 $72,033 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Gold Portfolio 181.75% 28.38% 18.03% S&P® Global BMI Gold Capped 20/45 Linked Index 193.66% 31.90% 21.83% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,057,278,812	$ 6,057,278,812	$ 6,057,278,812
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 19,863,732
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 99.8 *Includes gold bullion and/or silver bullion. Common Stocks 99.7 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 Canada 51.5 United States 18.2 Brazil 8.0 Australia 7.8 Burkina Faso 3.7 Turkey 2.9 China 2.6 South Africa 1.5 Cote d'Ivoire 1.3 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 51.5 United States - 18.2 Brazil - 8.0 Australia - 7.8 Burkina Faso - 3.7 Turkey - 2.9 China - 2.6 South Africa - 1.5 Cote d'Ivoire - 1.3 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Newmont Corp 12.9 Agnico Eagle Mines Ltd/CA 12.4 Wheaton Precious Metals Corp 8.0 Franco-Nevada Corp 6.6 Kinross Gold Corp 5.6 Barrick Mining Corp 4.6 Anglogold Ashanti Plc 4.3 IAMGOLD Corp 3.7 Coeur Mining Inc 3.5 Eldorado Gold Corp 2.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Gold Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class Z
Trading Symbol	FIJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 109	0.57%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2026. Initial investment of $10,000. Class Z $10,000 $11,480 $13,518 $15,832 $17,554 $14,207 $12,549 $19,696 $55,524 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $11,911 $14,808 $17,806 $19,820 $15,943 $15,835 $24,211 $71,099 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 $26,501 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 181.90% 28.53% 26.01% S&P® Global BMI Gold Capped 20/45 Linked Index 193.66% 31.90% 30.29% S&P 500® Index 16.99% 14.19% 14.05% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,057,278,812	$ 6,057,278,812	$ 6,057,278,812
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 19,863,732
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 99.8 *Includes gold bullion and/or silver bullion. Common Stocks 99.7 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 Canada 51.5 United States 18.2 Brazil 8.0 Australia 7.8 Burkina Faso 3.7 Turkey 2.9 China 2.6 South Africa 1.5 Cote d'Ivoire 1.3 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 51.5 United States - 18.2 Brazil - 8.0 Australia - 7.8 Burkina Faso - 3.7 Turkey - 2.9 China - 2.6 South Africa - 1.5 Cote d'Ivoire - 1.3 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Newmont Corp 12.9 Agnico Eagle Mines Ltd/CA 12.4 Wheaton Precious Metals Corp 8.0 Franco-Nevada Corp 6.6 Kinross Gold Corp 5.6 Barrick Mining Corp 4.6 Anglogold Ashanti Plc 4.3 IAMGOLD Corp 3.7 Coeur Mining Inc 3.5 Eldorado Gold Corp 2.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Gold Fund - Class M
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class M
Trading Symbol	FGDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 227	1.19%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,543 $10,269 $10,367 $12,112 $14,085 $15,504 $12,457 $10,930 $17,041 $47,749 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $12,188 $11,330 $12,068 $15,002 $18,040 $20,080 $16,152 $16,043 $24,529 $72,033 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 170.39% 26.75% 16.92% Class M (without 3.50% sales charge) 180.20% 27.66% 17.34% S&P® Global BMI Gold Capped 20/45 Linked Index 193.66% 31.90% 21.83% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,057,278,812	$ 6,057,278,812	$ 6,057,278,812
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 19,863,732
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 99.8 *Includes gold bullion and/or silver bullion. Common Stocks 99.7 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 Canada 51.5 United States 18.2 Brazil 8.0 Australia 7.8 Burkina Faso 3.7 Turkey 2.9 China 2.6 South Africa 1.5 Cote d'Ivoire 1.3 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 51.5 United States - 18.2 Brazil - 8.0 Australia - 7.8 Burkina Faso - 3.7 Turkey - 2.9 China - 2.6 South Africa - 1.5 Cote d'Ivoire - 1.3 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Newmont Corp 12.9 Agnico Eagle Mines Ltd/CA 12.4 Wheaton Precious Metals Corp 8.0 Franco-Nevada Corp 6.6 Kinross Gold Corp 5.6 Barrick Mining Corp 4.6 Anglogold Ashanti Plc 4.3 IAMGOLD Corp 3.7 Coeur Mining Inc 3.5 Eldorado Gold Corp 2.9 64.5
Fidelity Advisor Gold Fund - Class I
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class I
Trading Symbol	FGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 132	0.69%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class I $10,000 $12,041 $10,781 $10,947 $12,874 $15,058 $16,675 $13,474 $11,890 $18,633 $52,463 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $12,188 $11,330 $12,068 $15,002 $18,040 $20,080 $16,152 $16,043 $24,529 $72,033 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 181.56% 28.36% 18.03% S&P® Global BMI Gold Capped 20/45 Linked Index 193.66% 31.90% 21.83% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,057,278,812	$ 6,057,278,812	$ 6,057,278,812
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 19,863,732
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 99.8 *Includes gold bullion and/or silver bullion. Common Stocks 99.7 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 Canada 51.5 United States 18.2 Brazil 8.0 Australia 7.8 Burkina Faso 3.7 Turkey 2.9 China 2.6 South Africa 1.5 Cote d'Ivoire 1.3 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 51.5 United States - 18.2 Brazil - 8.0 Australia - 7.8 Burkina Faso - 3.7 Turkey - 2.9 China - 2.6 South Africa - 1.5 Cote d'Ivoire - 1.3 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Newmont Corp 12.9 Agnico Eagle Mines Ltd/CA 12.4 Wheaton Precious Metals Corp 8.0 Franco-Nevada Corp 6.6 Kinross Gold Corp 5.6 Barrick Mining Corp 4.6 Anglogold Ashanti Plc 4.3 IAMGOLD Corp 3.7 Coeur Mining Inc 3.5 Eldorado Gold Corp 2.9 64.5
Fidelity Advisor Gold Fund - Class C
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class C
Trading Symbol	FGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 321	1.69%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class C $10,000 $11,919 $10,566 $10,621 $12,365 $14,319 $15,696 $12,557 $10,961 $17,142 $48,149 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $12,188 $11,330 $12,068 $15,002 $18,040 $20,080 $16,152 $16,043 $24,529 $72,033 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 177.81% 27.06% 17.02% Class C 178.81% 27.06% 17.02% S&P® Global BMI Gold Capped 20/45 Linked Index 193.66% 31.90% 21.83% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,057,278,812	$ 6,057,278,812	$ 6,057,278,812
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 19,863,732
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 99.8 *Includes gold bullion and/or silver bullion. Common Stocks 99.7 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 Canada 51.5 United States 18.2 Brazil 8.0 Australia 7.8 Burkina Faso 3.7 Turkey 2.9 China 2.6 South Africa 1.5 Cote d'Ivoire 1.3 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 51.5 United States - 18.2 Brazil - 8.0 Australia - 7.8 Burkina Faso - 3.7 Turkey - 2.9 China - 2.6 South Africa - 1.5 Cote d'Ivoire - 1.3 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Newmont Corp 12.9 Agnico Eagle Mines Ltd/CA 12.4 Wheaton Precious Metals Corp 8.0 Franco-Nevada Corp 6.6 Kinross Gold Corp 5.6 Barrick Mining Corp 4.6 Anglogold Ashanti Plc 4.3 IAMGOLD Corp 3.7 Coeur Mining Inc 3.5 Eldorado Gold Corp 2.9 64.5
Fidelity Advisor Gold Fund - Class A
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class A
Trading Symbol	FGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 179	0.94%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P Global BMI Gold Capped 20/45 Linked Index for the fiscal year, especially within gold. Security selection in diversified financial services also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Franco-Nevada (+97%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Alamos Gold (+143%). The company was among our 15-largest holdings this period. Another notable relative detractor was an underweight in Gold Fields (+242%).
•In contrast, the primary contributor to performance versus the industry index was stock selection in copper, which is not part of the index. Stock picking in silver and in precious metals & minerals, two groups not included in the index, also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in IAMGOLD (+346%). This period we increased our position in IAMGOLD. The company was among the fund's biggest holdings at period end. A second notable relative contributor was our overweight stake in Lundin Gold (+245%). This period we decreased our investment in Lundin Gold. Another notable relative contributor was an underweight in Royal Gold (+106%). This period we increased our position in Royal Gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,307 $10,090 $10,211 $11,970 $13,956 $15,403 $12,412 $10,912 $17,065 $47,933 S&P® Global BMI Gold Capped 20/45 Linked Index $10,000 $12,188 $11,330 $12,068 $15,002 $18,040 $20,080 $16,152 $16,043 $24,529 $72,033 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 164.73% 26.48% 16.97% Class A (without 5.75% sales charge) 180.88% 27.99% 17.66% S&P® Global BMI Gold Capped 20/45 Linked Index 193.66% 31.90% 21.83% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,057,278,812	$ 6,057,278,812	$ 6,057,278,812
Holdings Count | shares	49	49	49
Advisory Fees Paid, Amount	$ 19,863,732
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$6,057,278,812
Number of Holdings	49
Total Advisory Fee	$19,863,732
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 99.8 *Includes gold bullion and/or silver bullion. Common Stocks 99.7 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 Canada 51.5 United States 18.2 Brazil 8.0 Australia 7.8 Burkina Faso 3.7 Turkey 2.9 China 2.6 South Africa 1.5 Cote d'Ivoire 1.3 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 51.5 United States - 18.2 Brazil - 8.0 Australia - 7.8 Burkina Faso - 3.7 Turkey - 2.9 China - 2.6 South Africa - 1.5 Cote d'Ivoire - 1.3 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Newmont Corp 12.9 Agnico Eagle Mines Ltd/CA 12.4 Wheaton Precious Metals Corp 8.0 Franco-Nevada Corp 6.6 Kinross Gold Corp 5.6 Barrick Mining Corp 4.6 Anglogold Ashanti Plc 4.3 IAMGOLD Corp 3.7 Coeur Mining Inc 3.5 Eldorado Gold Corp 2.9 64.5
Select Financials Portfolio
Shareholder Report [Line Items]
Fund Name	Financials Portfolio
Class Name	Financials Portfolio
Trading Symbol	FIDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Financials Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by property & casualty insurance. Also helping our relative result were stock picks and an overweight in regional banks. Stock picking in asset management & custody banks further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FirstCash Holdings (+74%). This period we decreased our stake in FirstCash Holdings. A second notable relative contributor was an underweight in Visa (-11%). The stock was not held at period end. An overweight in State Street (+33%) also contributed. The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in diversified financial services. Stock picking in investment banking & brokerage also hampered the fund's result. Also hurting our result were security selection and an overweight in insurance brokers.
•The largest individual relative detractor this period was avoiding Goldman Sachs, an index component that gained about 40%. A second notable relative detractor was an overweight in Mastercard (-10%). The company was the fund's biggest holding. Another notable relative detractor was an overweight in Blue Owl Capital (-48%). This period we increased our position in Blue Owl Capital.
•Notable changes in positioning include decreased exposure to the consumer finance industry and a higher allocation to asset management & custody banks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Financials Portfolio $10,000 $13,878 $16,422 $15,287 $15,870 $20,297 $24,857 $24,037 $26,956 $35,869 $37,582 MSCI U.S. IMI Financials 5% Capped Linked Index $10,000 $14,639 $16,983 $16,300 $16,345 $20,422 $24,895 $23,683 $26,783 $35,205 $36,043 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Financials Portfolio 4.77% 13.11% 14.16% MSCI U.S. IMI Financials 5% Capped Linked Index 2.38% 12.03% 13.68% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 971,733,068	$ 971,733,068	$ 971,733,068
Holdings Count | shares	66	66	66
Advisory Fees Paid, Amount	$ 6,877,164
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$971,733,068
Number of Holdings	66
Total Advisory Fee	$6,877,164
Portfolio Turnover	37%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 36.3 Capital Markets 25.4 Insurance 19.3 Financial Services 14.1 Consumer Finance 4.5 Professional Services 1.2 Common Stocks 100.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.8)% United States 93.0 United Kingdom 2.3 France 1.5 Puerto Rico 1.2 Grand Cayman (UK Overseas Ter) 0.8 Australia 0.7 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.0 United Kingdom - 2.3 France - 1.5 Puerto Rico - 1.2 Grand Cayman (UK Overseas Ter) - 0.8 Australia - 0.7 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 9.4 Wells Fargo & Co 6.6 Bank of America Corp 6.6 Reinsurance Group of America Inc 4.4 Citigroup Inc 3.5 State Street Corp 3.2 Charles Schwab Corp/The 3.1 Chubb Ltd 2.9 Morgan Stanley 2.5 Capital One Financial Corp 2.3 44.5
Select FinTech Portfolio
Shareholder Report [Line Items]
Fund Name	FinTech Portfolio
Class Name	FinTech Portfolio
Trading Symbol	FSVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about FinTech Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 66	0.74%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the FactSet Financial Technologies Linked Index for the fiscal year, especially within consumer finance. Stock selection in transaction & payment processing services also hampered the fund's result. Also hurting our result was an underweight in commercial & residential mortgage finance.
•The biggest individual relative detractor was our stake in Fiserv (-76%). The stock was not held at period end. A second notable relative detractor was our non-index stake in Figure Technology Solutions (-28%). This was an investment we established this period. An underweight in Synchrony Financial (+20%) also hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the industry index was an overweight in consumer finance. Security selection in application software and data processing & outsourced services also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Adyen (-32%). The company was one of the fund's 15-largest holdings this period. A second notable relative contributor was our non-index stake in Remitly Global (+23%). This was a stake we established this period. Another notable relative contributor this period was avoiding Xero, an index component that returned -44%.
•Notable changes in positioning include increased exposure to the commercial & residential mortgage finance and investment banking & brokerage industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. FinTech Portfolio $10,000 $13,357 $15,770 $16,532 $17,282 $21,074 $20,915 $17,881 $22,178 $25,994 $20,433 FactSet Financial Technologies Linked Index $10,000 $13,605 $15,252 $16,198 $16,791 $19,994 $19,948 $16,836 $21,233 $25,872 $21,235 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year FinTech Portfolio -21.39% -0.62% 7.41% FactSet Financial Technologies Linked Index -17.92% 1.21% 7.82% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 83,539,626	$ 83,539,626	$ 83,539,626
Holdings Count | shares	24	24	24
Advisory Fees Paid, Amount	$ 664,186
Investment Company Portfolio Turnover	239.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$83,539,626
Number of Holdings	24
Total Advisory Fee	$664,186
Portfolio Turnover	239%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 50.5 Consumer Finance 20.0 Capital Markets 11.9 IT Services 9.0 Software 6.7 Banks 1.9 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 80.4 Canada 9.0 United Kingdom 4.3 Netherlands 3.7 Uruguay 2.4 Brazil 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.4 Canada - 9.0 United Kingdom - 4.3 Netherlands - 3.7 Uruguay - 2.4 Brazil - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Visa Inc Class A 17.0 American Express Co 10.1 Shopify Inc Class A 9.0 Block Inc Class A 7.5 Capital One Financial Corp 6.6 Mastercard Inc Class A 5.0 Toast Inc Class A 4.7 Marex Group PLC 4.3 Rocket Cos Inc Class A 4.2 Remitly Global Inc 4.1 72.5
Select Enterprise Technology Services Portfolio
Shareholder Report [Line Items]
Fund Name	Enterprise Technology Services Portfolio
Class Name	Enterprise Technology Services Portfolio
Trading Symbol	FBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 58	0.65%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index for the fiscal year, especially within internet services & infrastructure. Also hurting our result was security selection in IT consulting & other services and data processing & outsourced services.
•The biggest individual relative detractor was our stake in Kyndryl Holdings (-66%). The company was one of our largest holdings this period. The stock was not held on February 28. A second notable relative detractor was an underweight in Applied Digital (+241%). This was a stake we established this period. An overweight in ExlService Holdings (-36%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the biggest contributor to performance versus the industry index was an underweight in human resource & employment services. An underweight in IT consulting & other services also boosted the fund's relative performance. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was an underweight in Fiserv (-74%). This period we decreased our stake in Fiserv. A non-index stake in Datadog returned -2% and was the second-largest relative contributor. An underweight in Paychex (-36%) also contributed. We exited this position during the period.
•Notable changes in positioning include higher allocations to the internet services & infrastructure and data processing & outsourced services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Enterprise Technology Services Portfolio $10,000 $12,105 $16,362 $18,987 $22,023 $29,658 $25,711 $22,657 $28,515 $32,509 $24,844 MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index $10,000 $12,608 $16,171 $18,489 $21,356 $27,957 $24,858 $22,407 $28,138 $32,942 $26,710 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Enterprise Technology Services Portfolio -23.58% -3.48% 9.53% MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index -18.92% -0.91% 10.32% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 999,711,816	$ 999,711,816	$ 999,711,816
Holdings Count | shares	29	29	29
Advisory Fees Paid, Amount	$ 9,393,274
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$999,711,816
Number of Holdings	29
Total Advisory Fee	$9,393,274
Portfolio Turnover	57%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 53.7 IT Services 30.4 Professional Services 10.7 Software 3.0 Interactive Media & Services 1.8 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Visa Inc Class A 21.3 Mastercard Inc Class A 18.7 IBM Corporation 9.2 Cloudflare Inc Class A 3.9 Accenture PLC Class A 3.6 Snowflake Inc 3.3 Twilio Inc Class A 3.1 SS&C Technologies Holdings Inc 3.0 Automatic Data Processing Inc 3.0 ExlService Holdings Inc 2.5 71.6
Select Energy Portfolio
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Energy Portfolio
Trading Symbol	FSENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Energy Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Energy Portfolio $10,000 $13,605 $12,888 $11,947 $8,693 $9,825 $15,560 $19,392 $20,684 $21,418 $29,309 MSCI U.S. IMI Energy 25-50 Index $10,000 $12,968 $12,409 $12,315 $8,863 $10,156 $15,627 $19,393 $20,681 $22,508 $28,935 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Energy Portfolio 36.84% 24.43% 11.35% MSCI U.S. IMI Energy 25-50 Index 28.55% 23.29% 11.21% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,522,950,308	$ 3,522,950,308	$ 3,522,950,308
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 13,391,971
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 80.5 Energy Equipment & Services 16.7 Independent Power and Renewable Electricity Producers 2.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 86.3 Canada 9.1 United Kingdom 4.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.1 United Kingdom - 4.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 11.1 Cenovus Energy Inc 4.6 National Energy Services Reunited Corp 4.5 Canadian Natural Resources Ltd 4.4 Marathon Petroleum Corp 4.2 TechnipFMC PLC 4.1 Energy Transfer LP 3.7 Cheniere Energy Inc 3.6 SLB Ltd 3.6 68.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 30, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Defense and Aerospace Portfolio
Shareholder Report [Line Items]
Fund Name	Defense and Aerospace Portfolio
Class Name	Defense and Aerospace Portfolio
Trading Symbol	FSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 81	0.63%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Aerospace & Defense 25/50 Index for the fiscal year, especially within aerospace & defense.
•The largest individual relative detractor was our underweight stake in Rocket Lab (+135%). This was a stake we established this period. A second notable relative detractor was an overweight in Boeing (+30%). The company was one of our largest holdings. An overweight in HEICO (+13%) also detracted. The company was among our biggest holdings.
•In contrast, the primary contributor to performance versus the industry index was a modest out-of-index allocation to research & consulting services.
•The top individual relative contributor was our non-index stake in Bombardier (+257%). The second-largest relative contributor this period was avoiding Archer Aviation, an index component that returned -20%. A non-index stake in Rolls-Royce Holdings gained roughly 94% and notably helped. The stock was one of the fund's biggest holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Defense and Aerospace Portfolio $10,000 $13,436 $18,604 $19,269 $19,015 $19,146 $21,837 $22,173 $25,080 $31,348 $49,209 MSCI U.S. IMI Aerospace & Defense 25-50 Index $10,000 $14,011 $19,982 $21,305 $20,890 $21,198 $25,244 $26,138 $29,232 $37,089 $59,067 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Defense and Aerospace Portfolio 56.98% 20.78% 17.27% MSCI U.S. IMI Aerospace & Defense 25-50 Index 59.26% 22.75% 19.44% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,108,709,758	$ 4,108,709,758	$ 4,108,709,758
Holdings Count | shares	30	30	30
Advisory Fees Paid, Amount	$ 17,941,648
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,108,709,758
Number of Holdings	30
Total Advisory Fee	$17,941,648
Portfolio Turnover	18%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 98.4 Professional Services 0.9 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 94.0 United Kingdom 3.6 Canada 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 United Kingdom - 3.6 Canada - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 22.6 RTX Corp 13.6 Boeing Co 11.1 Howmet Aerospace Inc 4.9 HEICO Corp Class A 4.2 General Dynamics Corp 4.1 Curtiss-Wright Corp 3.2 Rolls-Royce Holdings PLC 2.8 Woodward Inc 2.8 Carpenter Technology Corp 2.8 72.1
Select Consumer Staples Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Consumer Staples Portfolio
Trading Symbol	FDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Consumer Staples Portfolio $10,000 $11,224 $11,066 $11,063 $11,780 $13,705 $16,331 $16,133 $16,971 $18,167 $19,958 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $11,216 $11,174 $11,783 $12,631 $14,603 $17,505 $17,328 $18,882 $21,917 $24,356 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Consumer Staples Portfolio 9.85% 7.81% 7.15% MSCI U.S. IMI Consumer Staples 25-50 Index 11.13% 10.77% 9.31% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,186,874,554	$ 1,186,874,554	$ 1,186,874,554
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 7,689,080
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 31.0 Consumer Staples Distribution & Retail 28.2 Household Products 15.5 Food Products 11.3 Personal Care Products 7.1 Tobacco 6.1 Broadline Retail 0.7 Financial Services 0.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 5.3 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 5.3 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.7 Procter & Gamble Co/The 11.4 Costco Wholesale Corp 8.8 Walmart Inc 7.5 Keurig Dr Pepper Inc 7.5 Kenvue Inc 4.8 Mondelez International Inc 4.5 Target Corp 3.5 Energizer Holdings Inc 2.9 British American Tobacco PLC ADR 2.7 68.3
Fidelity Advisor Consumer Staples Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class Z
Trading Symbol	FIJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2026. Initial investment of $10,000. Class Z $10,000 $10,079 $10,745 $12,517 $14,932 $14,769 $15,554 $16,666 $18,326 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $10,114 $10,842 $12,535 $15,026 $14,874 $16,207 $18,813 $20,906 S&P 500® Index $10,000 $9,609 $10,397 $13,650 $15,887 $14,665 $19,131 $22,652 $26,501 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.96% 7.92% 8.51% MSCI U.S. IMI Consumer Staples 25-50 Index 11.13% 10.77% 10.46% S&P 500® Index 16.99% 14.19% 14.05% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,186,874,554	$ 1,186,874,554	$ 1,186,874,554
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 7,689,080
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 31.0 Consumer Staples Distribution & Retail 28.2 Household Products 15.5 Food Products 11.3 Personal Care Products 7.1 Tobacco 6.1 Broadline Retail 0.7 Financial Services 0.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 5.3 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 5.3 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.7 Procter & Gamble Co/The 11.4 Costco Wholesale Corp 8.8 Walmart Inc 7.5 Keurig Dr Pepper Inc 7.5 Kenvue Inc 4.8 Mondelez International Inc 4.5 Target Corp 3.5 Energizer Holdings Inc 2.9 British American Tobacco PLC ADR 2.7 68.3
Fidelity Advisor Consumer Staples Fund - Class M
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class M
Trading Symbol	FDTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 128	1.22%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,771 $10,561 $10,499 $11,116 $12,861 $15,241 $14,975 $15,668 $16,680 $18,224 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $11,216 $11,174 $11,783 $12,631 $14,603 $17,505 $17,328 $18,882 $21,917 $24,356 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 5.43% 6.46% 6.19% Class M (without 3.50% sales charge) 9.26% 7.22% 6.56% MSCI U.S. IMI Consumer Staples 25-50 Index 11.13% 10.77% 9.31% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,186,874,554	$ 1,186,874,554	$ 1,186,874,554
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 7,689,080
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 31.0 Consumer Staples Distribution & Retail 28.2 Household Products 15.5 Food Products 11.3 Personal Care Products 7.1 Tobacco 6.1 Broadline Retail 0.7 Financial Services 0.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 5.3 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 5.3 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.7 Procter & Gamble Co/The 11.4 Costco Wholesale Corp 8.8 Walmart Inc 7.5 Keurig Dr Pepper Inc 7.5 Kenvue Inc 4.8 Mondelez International Inc 4.5 Target Corp 3.5 Energizer Holdings Inc 2.9 British American Tobacco PLC ADR 2.7 68.3
Fidelity Advisor Consumer Staples Fund - Class I
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class I
Trading Symbol	FDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class I $10,000 $11,222 $11,063 $11,058 $11,774 $13,696 $16,319 $16,120 $16,957 $18,145 $19,927 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $11,216 $11,174 $11,783 $12,631 $14,603 $17,505 $17,328 $18,882 $21,917 $24,356 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 9.82% 7.79% 7.14% MSCI U.S. IMI Consumer Staples 25-50 Index 11.13% 10.77% 9.31% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,186,874,554	$ 1,186,874,554	$ 1,186,874,554
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 7,689,080
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 31.0 Consumer Staples Distribution & Retail 28.2 Household Products 15.5 Food Products 11.3 Personal Care Products 7.1 Tobacco 6.1 Broadline Retail 0.7 Financial Services 0.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 5.3 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 5.3 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.7 Procter & Gamble Co/The 11.4 Costco Wholesale Corp 8.8 Walmart Inc 7.5 Keurig Dr Pepper Inc 7.5 Kenvue Inc 4.8 Mondelez International Inc 4.5 Target Corp 3.5 Energizer Holdings Inc 2.9 British American Tobacco PLC ADR 2.7 68.3
Fidelity Advisor Consumer Staples Fund - Class C
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class C
Trading Symbol	FDCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.72%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class C $10,000 $11,107 $10,840 $10,725 $11,303 $13,014 $15,347 $15,005 $15,623 $16,675 $18,264 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $11,216 $11,174 $11,783 $12,631 $14,603 $17,505 $17,328 $18,882 $21,917 $24,356 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 7.71% 6.69% 6.21% Class C 8.71% 6.69% 6.21% MSCI U.S. IMI Consumer Staples 25-50 Index 11.13% 10.77% 9.31% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,186,874,554	$ 1,186,874,554	$ 1,186,874,554
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 7,689,080
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 31.0 Consumer Staples Distribution & Retail 28.2 Household Products 15.5 Food Products 11.3 Personal Care Products 7.1 Tobacco 6.1 Broadline Retail 0.7 Financial Services 0.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 5.3 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 5.3 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.7 Procter & Gamble Co/The 11.4 Costco Wholesale Corp 8.8 Walmart Inc 7.5 Keurig Dr Pepper Inc 7.5 Kenvue Inc 4.8 Mondelez International Inc 4.5 Target Corp 3.5 Energizer Holdings Inc 2.9 British American Tobacco PLC ADR 2.7 68.3
Fidelity Advisor Consumer Staples Fund - Class A
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class A
Trading Symbol	FDAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock selection in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The largest individual relative detractor was an overweight in Energizer Holdings (-26%). The company was among our largest holdings. The second-largest relative detractor was an overweight in Keurig Dr Pepper (-7%). The company was among our largest holdings. Another notable relative detractor was an underweight in Walmart (+31%). The company was one of the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the sector index was security selection in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted relative performance. Also lifting the fund's relative result was stock selection in tobacco.
•The top individual relative contributor was an overweight in Bunge Global (+67%). The stock was among our biggest holdings this period. The second-largest relative contributor was an overweight in Estee Lauder (+54%). This period we decreased our investment in Estee Lauder. An underweight in Costco Wholesale (-3%) also contributed. This period we increased our stake in Costco Wholesale. The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the tobacco and food retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,547 $10,370 $10,337 $10,975 $12,731 $15,128 $14,903 $15,633 $16,686 $18,276 MSCI U.S. IMI Consumer Staples 25-50 Index $10,000 $11,216 $11,174 $11,783 $12,631 $14,603 $17,505 $17,328 $18,882 $21,917 $24,356 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 3.23% 6.23% 6.22% Class A (without 5.75% sales charge) 9.53% 7.50% 6.85% MSCI U.S. IMI Consumer Staples 25-50 Index 11.13% 10.77% 9.31% S&P 500® Index 16.99% 14.19% 15.50% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,186,874,554	$ 1,186,874,554	$ 1,186,874,554
Holdings Count | shares	47	47	47
Advisory Fees Paid, Amount	$ 7,689,080
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,186,874,554
Number of Holdings	47
Total Advisory Fee	$7,689,080
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 31.0 Consumer Staples Distribution & Retail 28.2 Household Products 15.5 Food Products 11.3 Personal Care Products 7.1 Tobacco 6.1 Broadline Retail 0.7 Financial Services 0.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.7 United Kingdom 5.3 Italy 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 United Kingdom - 5.3 Italy - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 14.7 Procter & Gamble Co/The 11.4 Costco Wholesale Corp 8.8 Walmart Inc 7.5 Keurig Dr Pepper Inc 7.5 Kenvue Inc 4.8 Mondelez International Inc 4.5 Target Corp 3.5 Energizer Holdings Inc 2.9 British American Tobacco PLC ADR 2.7 68.3
Select Consumer Discretionary Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Consumer Discretionary Portfolio
Trading Symbol	FSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Consumer Discretionary Portfolio $10,000 $11,529 $14,156 $14,837 $15,622 $23,583 $24,027 $19,973 $26,682 $29,983 $33,125 MSCI U.S. IMI Consumer Discretionary 25-50 Index $10,000 $11,851 $14,387 $15,300 $16,304 $26,742 $28,177 $23,740 $30,654 $35,048 $37,911 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Consumer Discretionary Portfolio 10.48% 7.03% 12.72% MSCI U.S. IMI Consumer Discretionary 25-50 Index 8.17% 7.23% 14.26% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 960,166,712	$ 960,166,712	$ 960,166,712
Holdings Count | shares	59	59	59
Advisory Fees Paid, Amount	$ 4,255,887
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.1 Specialty Retail 24.7 Automobiles 17.1 Hotels, Restaurants & Leisure 16.8 Household Durables 5.9 Textiles, Apparel & Luxury Goods 4.9 Automobile Components 2.0 Consumer Staples Distribution & Retail 1.5 Construction Materials 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.7 Canada 2.0 Brazil 0.9 France 0.2 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.7 Canada - 2.0 Brazil - 0.9 France - 0.2 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.2 Tesla Inc 15.4 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.4 McDonald's Corp 3.3 TJX Cos Inc/The 3.3 Hilton Worldwide Holdings Inc 2.8 Somnigroup International Inc 2.5 Ross Stores Inc 2.1 Dick's Sporting Goods Inc 1.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Select Construction and Housing Portfolio
Shareholder Report [Line Items]
Fund Name	Construction and Housing Portfolio
Class Name	Construction and Housing Portfolio
Trading Symbol	FSHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Construction & Housing 25/50 Index for the fiscal year, especially an underweight in construction & engineering. An overweight in single-family residential also hampered the fund's result. Also hurting our result was stock selection in construction materials.
•The biggest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). The second-largest relative detractor was an overweight in WillScot Holdings (-34%). Another notable relative detractor was an overweight in Invitation Homes (-20%). The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the industry index was security selection in building products. Stock picks and an underweight in multi-family residential also boosted relative performance. Also contributing to our result was security selection in homebuilding.
•The top individual relative contributor was an underweight in Home Depot (-2%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Johnson Controls International (+71%). The company was among our biggest holdings. An overweight in Comfort Systems USA (+294%) also contributed. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the construction & engineering industry and a lower allocation to multi-family residential.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Construction and Housing Portfolio $10,000 $12,023 $13,354 $13,893 $16,269 $23,052 $28,342 $28,143 $37,130 $39,532 $46,584 MSCI U.S. IMI Construction & Housing 25-50 Index $10,000 $12,313 $13,792 $14,357 $16,391 $21,611 $26,324 $25,708 $34,319 $36,869 $43,811 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Construction and Housing Portfolio 17.84% 15.11% 16.63% MSCI U.S. IMI Construction & Housing 25-50 Index 18.83% 15.18% 15.92% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 749,479,835	$ 749,479,835	$ 749,479,835
Holdings Count | shares	54	54	54
Advisory Fees Paid, Amount	$ 4,863,603
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$749,479,835
Number of Holdings	54
Total Advisory Fee	$4,863,603
Portfolio Turnover	16%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 32.3 Building Products 21.5 Construction & Engineering 14.7 Household Durables 11.2 Construction Materials 11.2 Residential REITs 8.2 Real Estate Management & Development 0.4 Chemicals 0.3 Trading Companies & Distributors 0.2 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Home Depot Inc/The 16.0 Lowe's Cos Inc 13.3 Johnson Controls International plc 6.6 Trane Technologies PLC 5.9 Quanta Services Inc 5.0 CRH PLC 4.5 Martin Marietta Materials Inc 4.2 Comfort Systems USA Inc 3.6 PulteGroup Inc 2.5 Invitation Homes Inc 2.5 64.1
Select Communication Services Portfolio
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Communication Services Portfolio
Trading Symbol	FBMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Communication Services Portfolio $10,000 $12,685 $13,213 $14,285 $16,031 $24,253 $23,092 $18,391 $27,978 $35,611 $45,975 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $12,599 $12,435 $13,477 $14,774 $21,483 $20,250 $15,469 $22,017 $27,873 $33,718 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Communication Services Portfolio 29.10% 13.65% 16.48% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 20.97% 9.43% 12.92% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,720,115,661	$ 2,720,115,661	$ 2,720,115,661
Holdings Count | shares	44	44	44
Advisory Fees Paid, Amount	$ 14,051,423
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 50.0 Diversified Telecommunication Services 12.5 Entertainment 11.6 Media 8.7 Semiconductors & Semiconductor Equipment 5.6 Technology Hardware, Storage & Peripherals 5.1 Broadline Retail 3.3 Specialty Retail 0.7 Electronic Equipment, Instruments & Components 0.5 Others 1.0 Common Stocks 98.5 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.3 Korea (South) 3.0 Taiwan 2.7 Japan 0.7 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Korea (South) - 3.0 Taiwan - 2.7 Japan - 0.7 Canada - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 24.9 Verizon Communications Inc 4.9 AT&T Inc 4.9 EchoStar Corp Class A 4.9 Amazon.com Inc 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Take-Two Interactive Software Inc 2.5 ROBLOX Corp Class A 2.4 AST SpaceMobile Inc Class A 2.2 77.6
Fidelity Advisor Communication Services Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class Z
Trading Symbol	FGKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2026. Initial investment of $10,000. Class Z $10,000 $10,392 $11,679 $17,691 $16,868 $13,456 $20,501 $26,121 $33,746 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 $25,432 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 $27,969 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 29.19% 13.79% 18.27% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 20.97% 9.43% 13.74% S&P 500® Index 16.99% 14.19% 15.24% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,115,661	$ 2,720,115,661	$ 2,720,115,661
Holdings Count | shares	44	44	44
Advisory Fees Paid, Amount	$ 14,051,423
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 50.0 Diversified Telecommunication Services 12.5 Entertainment 11.6 Media 8.7 Semiconductors & Semiconductor Equipment 5.6 Technology Hardware, Storage & Peripherals 5.1 Broadline Retail 3.3 Specialty Retail 0.7 Electronic Equipment, Instruments & Components 0.5 Others 1.0 Common Stocks 98.5 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.3 Korea (South) 3.0 Taiwan 2.7 Japan 0.7 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Korea (South) - 3.0 Taiwan - 2.7 Japan - 0.7 Canada - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 24.9 Verizon Communications Inc 4.9 AT&T Inc 4.9 EchoStar Corp Class A 4.9 Amazon.com Inc 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Take-Two Interactive Software Inc 2.5 ROBLOX Corp Class A 2.4 AST SpaceMobile Inc Class A 2.2 77.6
Fidelity Advisor Communication Services Fund - Class M
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class M
Trading Symbol	FGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 136	1.19%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,013 $11,172 $16,810 $15,922 $12,615 $19,090 $24,168 $31,029 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 $25,432 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 $27,969 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 23.90% 12.24% 16.90% Class M (without 3.50% sales charge) 28.39% 13.04% 17.48% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 20.97% 9.43% 13.74% S&P 500® Index 16.99% 14.19% 15.24% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,115,661	$ 2,720,115,661	$ 2,720,115,661
Holdings Count | shares	44	44	44
Advisory Fees Paid, Amount	$ 14,051,423
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 50.0 Diversified Telecommunication Services 12.5 Entertainment 11.6 Media 8.7 Semiconductors & Semiconductor Equipment 5.6 Technology Hardware, Storage & Peripherals 5.1 Broadline Retail 3.3 Specialty Retail 0.7 Electronic Equipment, Instruments & Components 0.5 Others 1.0 Common Stocks 98.5 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.3 Korea (South) 3.0 Taiwan 2.7 Japan 0.7 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Korea (South) - 3.0 Taiwan - 2.7 Japan - 0.7 Canada - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 24.9 Verizon Communications Inc 4.9 AT&T Inc 4.9 EchoStar Corp Class A 4.9 Amazon.com Inc 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Take-Two Interactive Software Inc 2.5 ROBLOX Corp Class A 2.4 AST SpaceMobile Inc Class A 2.2 77.6
Fidelity Advisor Communication Services Fund - Class I
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class I
Trading Symbol	FGJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2026. Initial investment of $10,000. Class I $10,000 $10,391 $11,661 $17,644 $16,798 $13,384 $20,365 $25,909 $33,433 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 $25,432 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 $27,969 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 29.04% 13.64% 18.11% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 20.97% 9.43% 13.74% S&P 500® Index 16.99% 14.19% 15.24% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,115,661	$ 2,720,115,661	$ 2,720,115,661
Holdings Count | shares	44	44	44
Advisory Fees Paid, Amount	$ 14,051,423
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 50.0 Diversified Telecommunication Services 12.5 Entertainment 11.6 Media 8.7 Semiconductors & Semiconductor Equipment 5.6 Technology Hardware, Storage & Peripherals 5.1 Broadline Retail 3.3 Specialty Retail 0.7 Electronic Equipment, Instruments & Components 0.5 Others 1.0 Common Stocks 98.5 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.3 Korea (South) 3.0 Taiwan 2.7 Japan 0.7 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Korea (South) - 3.0 Taiwan - 2.7 Japan - 0.7 Canada - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 24.9 Verizon Communications Inc 4.9 AT&T Inc 4.9 EchoStar Corp Class A 4.9 Amazon.com Inc 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Take-Two Interactive Software Inc 2.5 ROBLOX Corp Class A 2.4 AST SpaceMobile Inc Class A 2.2 77.6
Fidelity Advisor Communication Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class C
Trading Symbol	FGHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.69%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2026. Initial investment of $10,000. Class C $10,000 $10,363 $11,504 $17,229 $16,236 $12,803 $19,284 $24,291 $31,034 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 $25,432 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 $27,969 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 26.76% 12.49% 16.91% Class C 27.76% 12.49% 16.91% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 20.97% 9.43% 13.74% S&P 500® Index 16.99% 14.19% 15.24% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,115,661	$ 2,720,115,661	$ 2,720,115,661
Holdings Count | shares	44	44	44
Advisory Fees Paid, Amount	$ 14,051,423
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 50.0 Diversified Telecommunication Services 12.5 Entertainment 11.6 Media 8.7 Semiconductors & Semiconductor Equipment 5.6 Technology Hardware, Storage & Peripherals 5.1 Broadline Retail 3.3 Specialty Retail 0.7 Electronic Equipment, Instruments & Components 0.5 Others 1.0 Common Stocks 98.5 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.3 Korea (South) 3.0 Taiwan 2.7 Japan 0.7 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Korea (South) - 3.0 Taiwan - 2.7 Japan - 0.7 Canada - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 24.9 Verizon Communications Inc 4.9 AT&T Inc 4.9 EchoStar Corp Class A 4.9 Amazon.com Inc 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Take-Two Interactive Software Inc 2.5 ROBLOX Corp Class A 2.4 AST SpaceMobile Inc Class A 2.2 77.6
Fidelity Advisor Communication Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class A
Trading Symbol	FGDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 (Media Linked) Index for the fiscal year, led by semiconductors. An underweight in integrated telecommunication services also boosted relative performance. Also bolstering our relative result were picks in technology hardware, storage & peripherals.
•The fund's non-index stake in SK Hynix gained roughly 190% and was the top individual relative contributor. This was a stake we established this period. The second-largest relative contributor was our non-index stake in Samsung Electronics (+148%). This was a stake we established this period. The stock was one of our largest holdings at period end. An underweight in Trade Desk (-66%) also contributed. The stock was not held at period end.
•In contrast, the primary detractor from performance versus the sector index was an underweight in movies & entertainment. Also hurting our result was stock selection in interactive home entertainment and in broadline retail.
•The biggest individual relative detractor was our non-index stake in Amazon.com (+0%). The stock was among the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-7%). The fund did not own Apple at period end. An underweight in Electronic Arts (+56%) also detracted. Electronic Arts was not held at period end.
•Notable changes in positioning include higher allocations to the semiconductors and cable & satellite industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 30, 2018 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,786 $10,950 $16,515 $15,680 $12,453 $18,892 $23,976 $30,861 MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index $10,000 $10,165 $11,143 $16,203 $15,274 $11,667 $16,606 $21,023 $25,432 S&P 500® Index $10,000 $10,142 $10,972 $14,406 $16,767 $15,477 $20,190 $23,907 $27,969 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 21.32% 11.99% 16.82% Class A (without 5.75% sales charge) 28.72% 13.32% 17.77% MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index 20.97% 9.43% 13.74% S&P 500® Index 16.99% 14.19% 15.24% A From November 30, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,115,661	$ 2,720,115,661	$ 2,720,115,661
Holdings Count | shares	44	44	44
Advisory Fees Paid, Amount	$ 14,051,423
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$2,720,115,661
Number of Holdings	44
Total Advisory Fee	$14,051,423
Portfolio Turnover	147%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 50.0 Diversified Telecommunication Services 12.5 Entertainment 11.6 Media 8.7 Semiconductors & Semiconductor Equipment 5.6 Technology Hardware, Storage & Peripherals 5.1 Broadline Retail 3.3 Specialty Retail 0.7 Electronic Equipment, Instruments & Components 0.5 Others 1.0 Common Stocks 98.5 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 93.3 Korea (South) 3.0 Taiwan 2.7 Japan 0.7 Canada 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Korea (South) - 3.0 Taiwan - 2.7 Japan - 0.7 Canada - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Meta Platforms Inc Class A 24.9 Alphabet Inc Class A 24.9 Verizon Communications Inc 4.9 AT&T Inc 4.9 EchoStar Corp Class A 4.9 Amazon.com Inc 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.7 Take-Two Interactive Software Inc 2.5 ROBLOX Corp Class A 2.4 AST SpaceMobile Inc Class A 2.2 77.6
Select Chemicals Portfolio
Shareholder Report [Line Items]
Fund Name	Chemicals Portfolio
Class Name	Chemicals Portfolio
Trading Symbol	FSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Chemicals 25/50 Index for the fiscal year, led by commodity chemicals. An underweight in fertilizers & agricultural chemicals also hampered the fund's result. Also hurting our result was stock selection in specialty chemicals.
•The largest individual relative detractor was an underweight in Albemarle (+137%). The stock was not held at period end. A second notable relative detractor was an overweight in Orion (-59%). This period we decreased our investment in Orion. Another notable relative detractor was our stake in Mosaic (-21%). This was a stake we established this period.
•In contrast, the primary contributor to performance versus the industry index was security selection in fertilizers & agricultural chemicals.
•The top individual relative contributor was an overweight in Element Solutions (+34%). The stock was one of our biggest holdings. A second notable relative contributor was an underweight in Dow (-14%). This was an investment we established this period. Another notable relative contributor was an overweight in Solstice Advanced Materials (+73%). This was an investment we established this period.
•Notable changes in positioning include increased exposure to the fertilizers & agricultural chemicals industry and a lower allocation to commodity chemicals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Chemicals Portfolio $10,000 $13,802 $16,053 $14,271 $11,755 $16,651 $19,464 $19,677 $20,810 $20,347 $21,550 MSCI U.S. IMI Chemicals 25-50 Index $10,000 $13,340 $15,435 $14,767 $13,609 $19,255 $21,408 $22,322 $23,941 $23,918 $26,299 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Chemicals Portfolio 5.91% 5.29% 7.98% MSCI U.S. IMI Chemicals 25-50 Index 9.96% 6.43% 10.15% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 464,222,612	$ 464,222,612	$ 464,222,612
Holdings Count | shares	30	30	30
Advisory Fees Paid, Amount	$ 2,856,722
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$464,222,612
Number of Holdings	30
Total Advisory Fee	$2,856,722
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 98.7 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 99.9 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 24.8 Sherwin-Williams Co/The 17.1 Element Solutions Inc 6.7 Corteva Inc 4.9 Ecolab Inc 4.8 PPG Industries Inc 4.5 Air Products and Chemicals Inc 4.0 Scotts Miracle-Gro Co/The 3.3 Ingevity Corp 3.2 International Flavors & Fragrances Inc 3.0 76.3
Select Brokerage and Investment Management Portfolio
Shareholder Report [Line Items]
Fund Name	Brokerage and Investment Management Portfolio
Class Name	Brokerage and Investment Management Portfolio
Trading Symbol	FSLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 63	0.66%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Capital Markets 5% Capped Linked Index for the fiscal year, especially within asset management & custody banks. Security selection in diversified financial services also hampered the fund's result. Also hurting our result were stock picking and an underweight in investment banking & brokerage.
•The largest individual relative detractor was an overweight in Blue Owl Capital (-48%). The company was one of our biggest holdings. A non-index stake in Apollo Global Management returned approximately -29% and was the second-largest relative detractor. The stock was among our largest holdings. Not owning Goldman Sachs, an index component that gained about 40%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the industry index was stock selection in the financial exchanges & data group. An underweight in asset management & custody banks also boosted relative performance.
•Not owning FactSet Research Systems, an index component that returned roughly -52%, was the top individual relative contributor. Not owning Morningstar, an index component that returned -41%, was the second-largest relative contributor. Another notable relative contributor was an overweight in Interactive Brokers (+40%).
•Notable changes in positioning include increased exposure to diversified financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Brokerage and Investment Management Portfolio $10,000 $13,176 $16,801 $15,450 $16,885 $23,586 $28,704 $27,850 $34,798 $45,364 $41,114 MSCI U.S. IMI Capital Markets 5% Capped Linked Index $10,000 $13,822 $17,732 $16,406 $17,634 $24,735 $29,979 $28,682 $34,986 $46,760 $49,274 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Brokerage and Investment Management Portfolio -9.37% 11.76% 15.19% MSCI U.S. IMI Capital Markets 5% Capped Linked Index 5.38% 14.78% 17.29% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 988,541,065	$ 988,541,065	$ 988,541,065
Holdings Count | shares	42	42	42
Advisory Fees Paid, Amount	$ 8,400,231
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$988,541,065
Number of Holdings	42
Total Advisory Fee	$8,400,231
Portfolio Turnover	10%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Capital Markets 93.9 Financial Services 5.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 97.1 Canada 1.1 United Kingdom 1.0 Grand Cayman (UK Overseas Ter) 0.6 Luxembourg 0.1 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 Canada - 1.1 United Kingdom - 1.0 Grand Cayman (UK Overseas Ter) - 0.6 Luxembourg - 0.1 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Moody's Corp 8.1 Charles Schwab Corp/The 8.0 Intercontinental Exchange Inc 5.9 Apollo Global Management Inc 5.7 KKR & Co Inc Class A 5.1 Blue Owl Capital Inc Class A 4.5 S&P Global Inc 4.3 Ares Management Corp Class A 4.1 Ameriprise Financial Inc 3.9 Blackstone Inc 3.7 53.3
Select Biotechnology Portfolio
Shareholder Report [Line Items]
Fund Name	Biotechnology Portfolio
Class Name	Biotechnology Portfolio
Trading Symbol	FBIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 74	0.62%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially within biotechnology. Stock picks in pharmaceuticals and health care services also boosted the fund's relative performance.
•The fund's non-index stake in Abivax gained 1442% and was the top individual relative contributor. This was an investment we established this period. The second-largest relative contributor was an overweight in Krystal Biotech (+54%). The company was one of the fund's biggest holdings. Another notable relative contributor was an underweight in AbbVie (+15%). The stock was the fund's top holding.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in health care technology. Stock selection in life sciences tools & services also hampered the fund's result.
•The largest individual relative detractor was a stake in Zealand Pharma (-37%). The second-largest relative detractor was Candel Therapeutics (-42%). Another notable relative detractor was a position in Corcept Therapeutics (-37%). All of these detractors were non-index positions.
•Notable changes in positioning include increased exposure to pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Biotechnology Portfolio $10,000 $12,967 $15,177 $15,108 $16,402 $24,169 $17,041 $17,235 $21,198 $21,564 $29,430 MSCI U.S. IMI Biotechnology 25-50 Index $10,000 $12,255 $14,865 $14,304 $15,008 $19,803 $18,269 $20,200 $23,236 $24,831 $32,757 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Biotechnology Portfolio 36.48% 4.02% 11.40% MSCI U.S. IMI Biotechnology 25-50 Index 31.92% 10.59% 12.60% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,350,031,210	$ 5,350,031,210	$ 5,350,031,210
Holdings Count | shares	192	192	192
Advisory Fees Paid, Amount	$ 27,217,667
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$5,350,031,210
Number of Holdings	192
Total Advisory Fee	$27,217,667
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 90.1 Pharmaceuticals 9.6 Life Sciences Tools & Services 0.2 Health Care Providers & Services 0.0 Health Care Technology 0.0 Health Care Equipment & Supplies 0.0 Consumer Staples Distribution & Retail 0.0 Common Stocks 99.4 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 88.8 Denmark 3.5 Netherlands 2.8 Belgium 2.2 Switzerland 0.9 France 0.8 Canada 0.3 United Kingdom 0.3 Germany 0.2 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.8 Denmark - 3.5 Netherlands - 2.8 Belgium - 2.2 Switzerland - 0.9 France - 0.8 Canada - 0.3 United Kingdom - 0.3 Germany - 0.2 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 13.3 Krystal Biotech Inc 9.4 Gilead Sciences Inc 8.9 Amgen Inc 8.4 Alnylam Pharmaceuticals Inc 3.2 Praxis Precision Medicines Inc 2.6 Ascendis Pharma A/S ADR 2.4 Insmed Inc 2.3 UCB SA 2.2 Argenx SE ADR 2.1 54.8
Select Banking Portfolio
Shareholder Report [Line Items]
Fund Name	Banking Portfolio
Class Name	Banking Portfolio
Trading Symbol	FSRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Banking Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Banks 5% Capped Linked Index for the fiscal year, especially within regional banks. Security selection in asset management & custody banks also boosted relative performance.
•The top individual relative contributor was an overweight in Popular (+39%). This period we decreased our investment in Popular. The stock was one of our biggest holdings this period. The second-largest relative contributor was an overweight in Citigroup (+42%). The stock was one of the fund's largest holdings. Not owning Commerce Bancshares, an index component that returned -16%, was another notable relative contributor.
•The biggest individual relative detractor was an overweight in Banner (-12%). The second-largest relative detractor was an overweight in Old National Bancorp (+0.1%). The company was among our biggest holdings. Not owning Comerica, an index component that gained 44%, was another notable relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Banking Portfolio $10,000 $15,616 $17,538 $16,386 $15,395 $19,382 $23,911 $21,217 $21,296 $29,072 $33,331 MSCI US IMI Banks 5% Capped Linked Index $10,000 $15,923 $17,531 $16,749 $15,154 $19,611 $23,264 $20,387 $19,125 $25,604 $28,778 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Banking Portfolio 14.65% 11.45% 12.79% MSCI US IMI Banks 5% Capped Linked Index 12.40% 7.97% 11.15% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 453,095,800	$ 453,095,800	$ 453,095,800
Holdings Count | shares	39	39	39
Advisory Fees Paid, Amount	$ 2,911,784
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$453,095,800
Number of Holdings	39
Total Advisory Fee	$2,911,784
Portfolio Turnover	25%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 98.4 Capital Markets 1.3 Financial Services 0.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 97.2 Puerto Rico 2.8 Cyprus 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.2 Puerto Rico - 2.8 Cyprus - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 8.0 Bank of America Corp 7.4 Truist Financial Corp 5.7 Citigroup Inc 5.5 US Bancorp 5.3 M&T Bank Corp 4.9 Huntington Bancshares Inc/OH 3.9 Old National Bancorp/IN 3.9 BOK Financial Corp 3.6 UMB Financial Corp 3.4 51.6
Select Automotive Portfolio
Shareholder Report [Line Items]
Fund Name	Automotive Portfolio
Class Name	Automotive Portfolio
Trading Symbol	FSAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Automotive Portfolio for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the FactSet Automotive Linked Index for the fiscal year, especially within automotive parts & equipment. Picks in automobile manufacturers and diversified support services also helped.
•The top individual relative contributor was an overweight in Dana (+144%). This period we increased our stake in the company, one of the fund's largest holdings at period end. A second notable relative contributor was an overweight in General Motors (+63%), also among the fund's biggest holdings at period end. An overweight in Dauch (+48%) also helped. This was an investment we established this period.
•In contrast, the primary detractor from performance versus the industry index was an overweight in diversified support services. Also hurting our result was stock picking in automotive retail and electronic manufacturing services.
•The largest individual relative detractor was an underweight in Magna International (+80%). The stock was not held at period end. The second-largest relative detractor was an underweight in Rivian Automotive (+29%). An underweight in AutoZone (+8%), one of the fund's biggest holdings, hurt as well.
•Notable changes in positioning include decreased exposure to the diversified support services and automotive retail industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Automotive Portfolio $10,000 $11,680 $13,909 $13,261 $14,473 $25,791 $27,649 $22,971 $28,259 $28,395 $33,318 FactSet Automotive Linked Index $10,000 $12,475 $14,198 $13,364 $14,172 $25,130 $27,380 $23,117 $27,407 $27,571 $30,813 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Automotive Portfolio 17.34% 5.25% 12.79% FactSet Automotive Linked Index 11.76% 4.16% 11.91% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 65,797,431	$ 65,797,431	$ 65,797,431
Holdings Count | shares	37	37	37
Advisory Fees Paid, Amount	$ 457,628
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$65,797,431
Number of Holdings	37
Total Advisory Fee	$457,628
Portfolio Turnover	112%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Automobiles 53.9 Specialty Retail 22.4 Automobile Components 11.4 Commercial Services & Supplies 4.4 Distributors 1.7 Ground Transportation 1.7 Trading Companies & Distributors 1.1 Electronic Equipment, Instruments & Components 1.0 Hotels, Restaurants & Leisure 0.6 Electrical Equipment 0.3 Common Stocks 98.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 72.5 Japan 15.9 Italy 4.4 China 3.9 Switzerland 2.5 Canada 0.6 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 72.5 Japan - 15.9 Italy - 4.4 China - 3.9 Switzerland - 2.5 Canada - 0.6 Israel - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) General Motors Co 12.8 Toyota Motor Corp ADR 12.5 O'Reilly Automotive Inc 11.9 Tesla Inc 9.2 Ford Motor Co 4.9 AutoZone Inc 4.9 Carvana Co Class A 4.9 Dana Inc 4.1 Ferrari NV 4.0 Honda Motor Co Ltd ADR 3.4 72.6
Fidelity Natural Resources Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Natural Resources Fund
Class Name	Fidelity® Natural Resources Fund
Trading Symbol	FNARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 88	0.69%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P North American Natural Resources Sector Index for the fiscal year, led by integrated oil & gas. Picks in oil & gas exploration & production also boosted the fund's relative performance. Also bolstering our relative result was an underweight in oil & gas storage & transportation.
•The fund's stake in Imperial Oil gained about 76% and was the top individual relative contributor. The stock was one of our biggest holdings. A position in First Quantum Minerals gained 148% and was the second-largest relative contributor. This period we decreased our position in First Quantum Minerals. The company was among our largest holdings this period. A stake in Athabasca Oil gained approximately 97% and notably helped. The company was among our largest holdings. All of these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the industry index was an overweight in integrated oil & gas. Picks and an underweight in gold also hampered the fund's result. Also hurting our result was an underweight in coal & consumable fuels.
•The biggest individual relative detractor was an underweight in Newmont (+209%). This was a position we established this period. The stock was among the fund's largest holdings at period end. A second notable relative detractor was an underweight in Barrick Mining (+193%). This was a position we established this period. Another notable relative detractor was an underweight in Freeport-McMoRan (+87%). This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the oil & gas storage & transportation industry and a higher allocation to gold.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Natural Resources Fund $10,000 $13,454 $12,895 $12,113 $9,903 $11,364 $17,013 $20,378 $21,717 $22,609 $35,089 S&P® North American Natural Resources Sector Index $10,000 $13,204 $12,810 $12,517 $10,377 $11,943 $17,288 $19,049 $20,418 $22,879 $33,234 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Natural Resources Fund 55.20% 25.29% 13.37% S&P® North American Natural Resources Sector Index 45.26% 22.71% 12.76% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 990,115,948	$ 990,115,948	$ 990,115,948
Holdings Count | shares	44	44	44
Advisory Fees Paid, Amount	$ 4,345,831
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$990,115,948
Number of Holdings	44
Total Advisory Fee	$4,345,831
Portfolio Turnover	81%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 65.5 Metals & Mining 24.8 Energy Equipment & Services 4.1 Construction Materials 2.6 Containers & Packaging 2.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 61.5 Canada 31.7 Brazil 3.4 Zambia 1.4 United Kingdom 1.0 Portugal 0.8 Norway 0.2 Australia 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 61.5 Canada - 31.7 Brazil - 3.4 Zambia - 1.4 United Kingdom - 1.0 Portugal - 0.8 Norway - 0.2 Australia - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 19.2 Imperial Oil Ltd 8.6 ConocoPhillips 7.7 Suncor Energy Inc (United States) 5.7 Shell PLC ADR 5.4 Chevron Corp 4.6 Agnico Eagle Mines Ltd/CA (United States) 4.1 Valero Energy Corp 3.7 Newmont Corp 3.5 Athabasca Oil Corp 3.4 65.9
Fidelity Environment and Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environment and Alternative Energy Fund
Class Name	Fidelity® Environment and Alternative Energy Fund
Trading Symbol	FSLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 80	0.68%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the FTSE EO & Alternative Energy Index for the fiscal year, led by industrial machinery & supplies & components. Stock picking in coal & consumable fuels and electronic components also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Siemens Energy (+246%). The stock was among the fund's largest holdings at period end. A non-index stake in ATI gained roughly 181% and was the second-largest relative contributor. Another notable relative contributor was our non-index stake in Coherent (+244%). This period we decreased our investment in Coherent.
•In contrast, the biggest detractor from performance versus the sector index was an underweight in automobile manufacturers. An overweight in industrial gases also hampered the fund's result. Also detracting from our result was stock picking in oil & gas equipment & services.
•The largest individual relative detractor was our stake in GE Aerospace (+49%). The stock was not held at period end. The second-largest relative detractor was our stake in Linde (+11%). The company was among our biggest holdings. Our stake in Tesla (+41%) also detracted. The stock was the fund's largest holding at period end.
•Notable changes in positioning include increased exposure to the industrial machinery & supplies & components and heavy electrical equipment industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Environment and Alternative Energy Fund $10,000 $13,302 $15,660 $15,722 $15,352 $21,334 $23,686 $21,444 $26,646 $29,571 $39,462 FTSE® Environmental Opportunities & Alternative Energy Index $10,000 $12,706 $15,499 $16,109 $17,811 $27,954 $31,095 $29,868 $36,390 $42,926 $54,342 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Environment and Alternative Energy Fund 33.45% 13.09% 14.71% FTSE® Environmental Opportunities & Alternative Energy Index 26.59% 14.22% 18.44% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 645,029,511	$ 645,029,511	$ 645,029,511
Holdings Count | shares	69	69	69
Advisory Fees Paid, Amount	$ 3,743,185
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$645,029,511
Number of Holdings	69
Total Advisory Fee	$3,743,185
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electrical Equipment 11.7 Machinery 10.1 Automobiles 8.7 Semiconductors & Semiconductor Equipment 8.0 Software 7.4 Communications Equipment 7.3 Building Products 5.1 Electric Utilities 4.6 Construction & Engineering 4.2 Others 31.5 Common Stocks 98.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 91.2 Netherlands 3.5 Germany 3.4 United Kingdom 1.3 Canada 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Netherlands - 3.5 Germany - 3.4 United Kingdom - 1.3 Canada - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Tesla Inc 8.3 Microsoft Corp 7.0 Cisco Systems Inc 4.0 Prologis Inc 3.6 Linde PLC 3.6 NXP Semiconductors NV 3.5 Eaton Corp PLC 3.5 NextEra Energy Inc 3.5 Siemens Energy AG 3.4 Analog Devices Inc 3.4 43.8
Fidelity Advisor Utilities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Fidelity Advisor® Utilities Fund Class A
Trading Symbol	FFUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 37	0.92%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.92%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Net Assets	$ 4,088,784,869	$ 4,088,784,869	$ 4,088,784,869
Holdings Count | shares	34	34	34
Advisory Fees Paid, Amount	$ 16,858,023
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 68.4 Multi-Utilities 16.1 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.0 Construction & Engineering 1.8 Media 1.0 Gas Utilities 0.8 Machinery 0.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 99.2 Germany 0.7 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Germany - 0.7 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.6 Constellation Energy Corp 8.3 NRG Energy Inc 7.3 Duke Energy Corp 6.6 Sempra 5.9 Vistra Corp 5.5 Entergy Corp 4.9 Exelon Corp 4.7 Xcel Energy Inc 4.5 American Electric Power Co Inc 3.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Fidelity Advisor® Utilities Fund Class M
Trading Symbol	FFUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 47	1.18%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.18%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Net Assets	$ 4,088,784,869	$ 4,088,784,869	$ 4,088,784,869
Holdings Count | shares	34	34	34
Advisory Fees Paid, Amount	$ 16,858,023
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 68.4 Multi-Utilities 16.1 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.0 Construction & Engineering 1.8 Media 1.0 Gas Utilities 0.8 Machinery 0.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 99.2 Germany 0.7 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Germany - 0.7 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.6 Constellation Energy Corp 8.3 NRG Energy Inc 7.3 Duke Energy Corp 6.6 Sempra 5.9 Vistra Corp 5.5 Entergy Corp 4.9 Exelon Corp 4.7 Xcel Energy Inc 4.5 American Electric Power Co Inc 3.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Fidelity Advisor® Utilities Fund Class C
Trading Symbol	FFUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 68	1.68%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.68%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Net Assets	$ 4,088,784,869	$ 4,088,784,869	$ 4,088,784,869
Holdings Count | shares	34	34	34
Advisory Fees Paid, Amount	$ 16,858,023
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 68.4 Multi-Utilities 16.1 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.0 Construction & Engineering 1.8 Media 1.0 Gas Utilities 0.8 Machinery 0.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 99.2 Germany 0.7 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Germany - 0.7 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.6 Constellation Energy Corp 8.3 NRG Energy Inc 7.3 Duke Energy Corp 6.6 Sempra 5.9 Vistra Corp 5.5 Entergy Corp 4.9 Exelon Corp 4.7 Xcel Energy Inc 4.5 American Electric Power Co Inc 3.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Fidelity Advisor® Utilities Fund Class I
Trading Symbol	FFUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 27	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Net Assets	$ 4,088,784,869	$ 4,088,784,869	$ 4,088,784,869
Holdings Count | shares	34	34	34
Advisory Fees Paid, Amount	$ 16,858,023
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 68.4 Multi-Utilities 16.1 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.0 Construction & Engineering 1.8 Media 1.0 Gas Utilities 0.8 Machinery 0.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 99.2 Germany 0.7 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Germany - 0.7 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.6 Constellation Energy Corp 8.3 NRG Energy Inc 7.3 Duke Energy Corp 6.6 Sempra 5.9 Vistra Corp 5.5 Entergy Corp 4.9 Exelon Corp 4.7 Xcel Energy Inc 4.5 American Electric Power Co Inc 3.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Utilities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Fidelity Advisor® Utilities Fund Class Z
Trading Symbol	FFUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Utilities Portfolio for the period October 9, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 22	0.55%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by heavy electrical equipment. Stock selection in multi-utilities and coal & consumable fuels also boosted the fund's relative performance.
•The top individual relative contributor was our stake in GE Vernova (+150%). A stake in Cameco gained roughly 136% and was a second notable relative contributor. This was a stake we established this period. Another notable relative contributor was our stake in Quanta Services (+71%). This was a stake we established this period. All these contributors were non-index positions.
•In contrast, the primary detractor from performance versus the sector index was stock picking in electric utilities. Stock picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were stock picks in environmental & facilities services.
•The biggest individual relative detractor was the fund's positioning in NRG Energy (+19%). This period we increased our stake in NRG Energy to an overweight at period end. The company was among our largest holdings at period end. The second-largest relative detractor was an overweight in Constellation Energy (+30%). This period we increased our stake in Constellation Energy. The stock was one of the fund's largest holdings. Another notable relative detractor was an underweight in AES (+58%). This period we decreased our investment in AES.
•Notable changes in positioning include decreased exposure to multi-utilities.

Net Assets	$ 4,088,784,869	$ 4,088,784,869	$ 4,088,784,869
Holdings Count | shares	34	34	34
Advisory Fees Paid, Amount	$ 16,858,023
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,088,784,869
Number of Holdings	34
Total Advisory Fee	$16,858,023
Portfolio Turnover	76%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 68.4 Multi-Utilities 16.1 Independent Power and Renewable Electricity Producers 7.0 Electrical Equipment 3.0 Construction & Engineering 1.8 Media 1.0 Gas Utilities 0.8 Machinery 0.4 Oil, Gas & Consumable Fuels 0.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 99.2 Germany 0.7 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Germany - 0.7 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 13.6 Constellation Energy Corp 8.3 NRG Energy Inc 7.3 Duke Energy Corp 6.6 Sempra 5.9 Vistra Corp 5.5 Entergy Corp 4.9 Exelon Corp 4.7 Xcel Energy Inc 4.5 American Electric Power Co Inc 3.8 65.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Utilities Fund merged into Utilities Portfolio on October 17, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 9, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Fidelity Advisor® Technology Fund Class A
Trading Symbol	FFONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 28	0.89%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.89%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Net Assets	$ 27,313,203,802	$ 27,313,203,802	$ 27,313,203,802
Holdings Count | shares	124	124	124
Advisory Fees Paid, Amount	$ 122,307,365
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 49.5 Technology Hardware, Storage & Peripherals 16.9 Software 16.5 IT Services 6.5 Communications Equipment 4.0 Electronic Equipment, Instruments & Components 1.5 Broadline Retail 1.5 Entertainment 1.1 Ground Transportation 0.7 Others 0.8 Common Stocks 95.7 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.2 Netherlands 6.7 Canada 1.8 Taiwan 0.9 United Kingdom 0.2 China 0.1 India 0.1 Estonia 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Netherlands - 6.7 Canada - 1.8 Taiwan - 0.9 United Kingdom - 0.2 China - 0.1 India - 0.1 Estonia - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.6 Apple Inc 12.7 Microsoft Corp 6.7 NXP Semiconductors NV 5.2 Marvell Technology Inc 4.7 ON Semiconductor Corp 4.5 Micron Technology Inc 4.2 Cisco Systems Inc 3.9 Western Digital Corp 2.9 GlobalFoundries Inc 2.7 72.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective July 22, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class M
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Fidelity Advisor® Technology Fund Class M
Trading Symbol	FFOJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 35	1.14%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	1.14%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Net Assets	$ 27,313,203,802	$ 27,313,203,802	$ 27,313,203,802
Holdings Count | shares	124	124	124
Advisory Fees Paid, Amount	$ 122,307,365
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 49.5 Technology Hardware, Storage & Peripherals 16.9 Software 16.5 IT Services 6.5 Communications Equipment 4.0 Electronic Equipment, Instruments & Components 1.5 Broadline Retail 1.5 Entertainment 1.1 Ground Transportation 0.7 Others 0.8 Common Stocks 95.7 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.2 Netherlands 6.7 Canada 1.8 Taiwan 0.9 United Kingdom 0.2 China 0.1 India 0.1 Estonia 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Netherlands - 6.7 Canada - 1.8 Taiwan - 0.9 United Kingdom - 0.2 China - 0.1 India - 0.1 Estonia - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.6 Apple Inc 12.7 Microsoft Corp 6.7 NXP Semiconductors NV 5.2 Marvell Technology Inc 4.7 ON Semiconductor Corp 4.5 Micron Technology Inc 4.2 Cisco Systems Inc 3.9 Western Digital Corp 2.9 GlobalFoundries Inc 2.7 72.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective July 22, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Fidelity Advisor® Technology Fund Class C
Trading Symbol	FFOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 51	1.63%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.63%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Net Assets	$ 27,313,203,802	$ 27,313,203,802	$ 27,313,203,802
Holdings Count | shares	124	124	124
Advisory Fees Paid, Amount	$ 122,307,365
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 49.5 Technology Hardware, Storage & Peripherals 16.9 Software 16.5 IT Services 6.5 Communications Equipment 4.0 Electronic Equipment, Instruments & Components 1.5 Broadline Retail 1.5 Entertainment 1.1 Ground Transportation 0.7 Others 0.8 Common Stocks 95.7 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.2 Netherlands 6.7 Canada 1.8 Taiwan 0.9 United Kingdom 0.2 China 0.1 India 0.1 Estonia 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Netherlands - 6.7 Canada - 1.8 Taiwan - 0.9 United Kingdom - 0.2 China - 0.1 India - 0.1 Estonia - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.6 Apple Inc 12.7 Microsoft Corp 6.7 NXP Semiconductors NV 5.2 Marvell Technology Inc 4.7 ON Semiconductor Corp 4.5 Micron Technology Inc 4.2 Cisco Systems Inc 3.9 Western Digital Corp 2.9 GlobalFoundries Inc 2.7 72.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective July 22, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Fidelity Advisor® Technology Fund Class I
Trading Symbol	FFOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 20	0.64%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Net Assets	$ 27,313,203,802	$ 27,313,203,802	$ 27,313,203,802
Holdings Count | shares	124	124	124
Advisory Fees Paid, Amount	$ 122,307,365
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 49.5 Technology Hardware, Storage & Peripherals 16.9 Software 16.5 IT Services 6.5 Communications Equipment 4.0 Electronic Equipment, Instruments & Components 1.5 Broadline Retail 1.5 Entertainment 1.1 Ground Transportation 0.7 Others 0.8 Common Stocks 95.7 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.2 Netherlands 6.7 Canada 1.8 Taiwan 0.9 United Kingdom 0.2 China 0.1 India 0.1 Estonia 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Netherlands - 6.7 Canada - 1.8 Taiwan - 0.9 United Kingdom - 0.2 China - 0.1 India - 0.1 Estonia - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.6 Apple Inc 12.7 Microsoft Corp 6.7 NXP Semiconductors NV 5.2 Marvell Technology Inc 4.7 ON Semiconductor Corp 4.5 Micron Technology Inc 4.2 Cisco Systems Inc 3.9 Western Digital Corp 2.9 GlobalFoundries Inc 2.7 72.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective July 22, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Technology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Fidelity Advisor® Technology Fund Class Z
Trading Symbol	FFOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Technology Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 16	0.53%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.53%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year. However, security selection in technology hardware, storage & peripherals stood out for its contribution. A large overweight in semiconductors also boosted relative performance. Also contributing to our result were stock picks and an underweight in application software.
•The top individual relative contributor was an overweight in Western Digital (+470%). The company was among our biggest holdings at period end. A second notable relative contributor was an overweight in Micron Technology (+340%). The company was one of the fund's biggest holdings. Another notable relative contributor was an overweight in Sandisk (+1259%). This period we decreased our investment in Sandisk.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in semiconductors. An underweight in semiconductor materials & equipment also hampered the fund's result. Also hurting our result were picks in communications equipment.
•The biggest individual relative detractor was an underweight in Broadcom (+62%). This security was not held at period end. A second notable relative detractor was an overweight in HubSpot (-63%). This period we increased our investment in HubSpot. An overweight in Marvell Technology (-10%) also detracted. The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.

Net Assets	$ 27,313,203,802	$ 27,313,203,802	$ 27,313,203,802
Holdings Count | shares	124	124	124
Advisory Fees Paid, Amount	$ 122,307,365
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$27,313,203,802
Number of Holdings	124
Total Advisory Fee	$122,307,365
Portfolio Turnover	52%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 49.5 Technology Hardware, Storage & Peripherals 16.9 Software 16.5 IT Services 6.5 Communications Equipment 4.0 Electronic Equipment, Instruments & Components 1.5 Broadline Retail 1.5 Entertainment 1.1 Ground Transportation 0.7 Others 0.8 Common Stocks 95.7 Preferred Stocks 3.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 3.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 90.2 Netherlands 6.7 Canada 1.8 Taiwan 0.9 United Kingdom 0.2 China 0.1 India 0.1 Estonia 0.0 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Netherlands - 6.7 Canada - 1.8 Taiwan - 0.9 United Kingdom - 0.2 China - 0.1 India - 0.1 Estonia - 0.0 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.6 Apple Inc 12.7 Microsoft Corp 6.7 NXP Semiconductors NV 5.2 Marvell Technology Inc 4.7 ON Semiconductor Corp 4.5 Micron Technology Inc 4.2 Cisco Systems Inc 3.9 Western Digital Corp 2.9 GlobalFoundries Inc 2.7 72.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Technology Fund merged into Technology Portfolio on November 14, 2025.	Effective July 22, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective July 22, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class A
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class A
Trading Symbol	FFNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 30	0.96%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.96%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Net Assets	$ 960,166,712	$ 960,166,712	$ 960,166,712
Holdings Count | shares	59	59	59
Advisory Fees Paid, Amount	$ 4,255,887
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.1 Specialty Retail 24.7 Automobiles 17.1 Hotels, Restaurants & Leisure 16.8 Household Durables 5.9 Textiles, Apparel & Luxury Goods 4.9 Automobile Components 2.0 Consumer Staples Distribution & Retail 1.5 Construction Materials 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.7 Canada 2.0 Brazil 0.9 France 0.2 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.7 Canada - 2.0 Brazil - 0.9 France - 0.2 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.2 Tesla Inc 15.4 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.4 McDonald's Corp 3.3 TJX Cos Inc/The 3.3 Hilton Worldwide Holdings Inc 2.8 Somnigroup International Inc 2.5 Ross Stores Inc 2.1 Dick's Sporting Goods Inc 1.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class M
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class M
Trading Symbol	FFNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 38	1.22%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.22%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Net Assets	$ 960,166,712	$ 960,166,712	$ 960,166,712
Holdings Count | shares	59	59	59
Advisory Fees Paid, Amount	$ 4,255,887
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.1 Specialty Retail 24.7 Automobiles 17.1 Hotels, Restaurants & Leisure 16.8 Household Durables 5.9 Textiles, Apparel & Luxury Goods 4.9 Automobile Components 2.0 Consumer Staples Distribution & Retail 1.5 Construction Materials 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.7 Canada 2.0 Brazil 0.9 France 0.2 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.7 Canada - 2.0 Brazil - 0.9 France - 0.2 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.2 Tesla Inc 15.4 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.4 McDonald's Corp 3.3 TJX Cos Inc/The 3.3 Hilton Worldwide Holdings Inc 2.8 Somnigroup International Inc 2.5 Ross Stores Inc 2.1 Dick's Sporting Goods Inc 1.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class C
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class C
Trading Symbol	FFNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 54	1.71%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.71%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Net Assets	$ 960,166,712	$ 960,166,712	$ 960,166,712
Holdings Count | shares	59	59	59
Advisory Fees Paid, Amount	$ 4,255,887
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.1 Specialty Retail 24.7 Automobiles 17.1 Hotels, Restaurants & Leisure 16.8 Household Durables 5.9 Textiles, Apparel & Luxury Goods 4.9 Automobile Components 2.0 Consumer Staples Distribution & Retail 1.5 Construction Materials 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.7 Canada 2.0 Brazil 0.9 France 0.2 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.7 Canada - 2.0 Brazil - 0.9 France - 0.2 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.2 Tesla Inc 15.4 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.4 McDonald's Corp 3.3 TJX Cos Inc/The 3.3 Hilton Worldwide Holdings Inc 2.8 Somnigroup International Inc 2.5 Ross Stores Inc 2.1 Dick's Sporting Goods Inc 1.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class I
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class I
Trading Symbol	FFNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 22	0.70%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Net Assets	$ 960,166,712	$ 960,166,712	$ 960,166,712
Holdings Count | shares	59	59	59
Advisory Fees Paid, Amount	$ 4,255,887
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.1 Specialty Retail 24.7 Automobiles 17.1 Hotels, Restaurants & Leisure 16.8 Household Durables 5.9 Textiles, Apparel & Luxury Goods 4.9 Automobile Components 2.0 Consumer Staples Distribution & Retail 1.5 Construction Materials 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.7 Canada 2.0 Brazil 0.9 France 0.2 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.7 Canada - 2.0 Brazil - 0.9 France - 0.2 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.2 Tesla Inc 15.4 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.4 McDonald's Corp 3.3 TJX Cos Inc/The 3.3 Hilton Worldwide Holdings Inc 2.8 Somnigroup International Inc 2.5 Ross Stores Inc 2.1 Dick's Sporting Goods Inc 1.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Consumer Discretionary Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Fidelity Advisor® Consumer Discretionary Fund Class Z
Trading Symbol	FFNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Consumer Discretionary Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 18	0.58%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.58%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the fiscal year, led by apparel, accessories & luxury goods. Security selection and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was our non-index stake in Aritzia (+92%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Tapestry (+84%).
•In contrast, the primary detractor from performance versus the sector index was an underweight in automobile manufacturers. Also hurting our result was stock picking in automotive retail and broadline retail.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-28%). This period we increased our investment in Floor & Decor Holdings. The second-largest relative detractor was an underweight in Tesla (+37%). The company was one of the fund's largest holdings. An overweight in Domino's Pizza (-17%) also detracted.
•Notable changes in positioning include increased exposure to the apparel retail and automobile manufacturers industries.

Net Assets	$ 960,166,712	$ 960,166,712	$ 960,166,712
Holdings Count | shares	59	59	59
Advisory Fees Paid, Amount	$ 4,255,887
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$960,166,712
Number of Holdings	59
Total Advisory Fee	$4,255,887
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.1 Specialty Retail 24.7 Automobiles 17.1 Hotels, Restaurants & Leisure 16.8 Household Durables 5.9 Textiles, Apparel & Luxury Goods 4.9 Automobile Components 2.0 Consumer Staples Distribution & Retail 1.5 Construction Materials 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.7 Canada 2.0 Brazil 0.9 France 0.2 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.7 Canada - 2.0 Brazil - 0.9 France - 0.2 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.2 Tesla Inc 15.4 Home Depot Inc/The 4.6 Lowe's Cos Inc 4.4 McDonald's Corp 3.3 TJX Cos Inc/The 3.3 Hilton Worldwide Holdings Inc 2.8 Somnigroup International Inc 2.5 Ross Stores Inc 2.1 Dick's Sporting Goods Inc 1.9 64.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Consumer Discretionary Fund merged into Consumer Discretionary Portfolio on November 14, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Fidelity Advisor® Energy Fund Class A
Trading Symbol	FFOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 33	0.92%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.92%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Net Assets	$ 3,522,950,308	$ 3,522,950,308	$ 3,522,950,308
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 13,391,971
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 80.5 Energy Equipment & Services 16.7 Independent Power and Renewable Electricity Producers 2.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 86.3 Canada 9.1 United Kingdom 4.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.1 United Kingdom - 4.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 11.1 Cenovus Energy Inc 4.6 National Energy Services Reunited Corp 4.5 Canadian Natural Resources Ltd 4.4 Marathon Petroleum Corp 4.2 TechnipFMC PLC 4.1 Energy Transfer LP 3.7 Cheniere Energy Inc 3.6 SLB Ltd 3.6 68.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 30, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class M
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Fidelity Advisor® Energy Fund Class M
Trading Symbol	FFNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 42	1.17%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.17%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Net Assets	$ 3,522,950,308	$ 3,522,950,308	$ 3,522,950,308
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 13,391,971
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 80.5 Energy Equipment & Services 16.7 Independent Power and Renewable Electricity Producers 2.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 86.3 Canada 9.1 United Kingdom 4.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.1 United Kingdom - 4.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 11.1 Cenovus Energy Inc 4.6 National Energy Services Reunited Corp 4.5 Canadian Natural Resources Ltd 4.4 Marathon Petroleum Corp 4.2 TechnipFMC PLC 4.1 Energy Transfer LP 3.7 Cheniere Energy Inc 3.6 SLB Ltd 3.6 68.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 30, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Fidelity Advisor® Energy Fund Class C
Trading Symbol	FFOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 60	1.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Net Assets	$ 3,522,950,308	$ 3,522,950,308	$ 3,522,950,308
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 13,391,971
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 80.5 Energy Equipment & Services 16.7 Independent Power and Renewable Electricity Producers 2.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 86.3 Canada 9.1 United Kingdom 4.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.1 United Kingdom - 4.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 11.1 Cenovus Energy Inc 4.6 National Energy Services Reunited Corp 4.5 Canadian Natural Resources Ltd 4.4 Marathon Petroleum Corp 4.2 TechnipFMC PLC 4.1 Energy Transfer LP 3.7 Cheniere Energy Inc 3.6 SLB Ltd 3.6 68.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 30, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class I
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Fidelity Advisor® Energy Fund Class I
Trading Symbol	FFNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 24	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Net Assets	$ 3,522,950,308	$ 3,522,950,308	$ 3,522,950,308
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 13,391,971
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 80.5 Energy Equipment & Services 16.7 Independent Power and Renewable Electricity Producers 2.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 86.3 Canada 9.1 United Kingdom 4.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.1 United Kingdom - 4.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 11.1 Cenovus Energy Inc 4.6 National Energy Services Reunited Corp 4.5 Canadian Natural Resources Ltd 4.4 Marathon Petroleum Corp 4.2 TechnipFMC PLC 4.1 Energy Transfer LP 3.7 Cheniere Energy Inc 3.6 SLB Ltd 3.6 68.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 30, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Energy Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Fidelity Advisor® Energy Fund Class Z
Trading Symbol	FFOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Energy Portfolio for the period November 6, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 20	0.55%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Security selection in integrated oil & gas also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in National Energy Services Reunited (+206%). The stock was among our biggest holdings at period end. The second-largest relative contributor was an overweight in TechnipFMC (+125%). The company was among the fund's largest holdings at period end. Another notable relative contributor was our non-index stake in Cenovus Energy (+66%). The company was one of the fund's biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The biggest individual relative detractor was our non-index stake in Energy Transfer (+5%). The stock was one of our largest holdings. A second notable relative detractor was an overweight in Cheniere Energy (+4%). The stock was among the fund's largest holdings. Another notable relative detractor was an underweight in Williams (+33%). This was a stake we established this period.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services industry and a lower allocation to oil & gas exploration & production.

Net Assets	$ 3,522,950,308	$ 3,522,950,308	$ 3,522,950,308
Holdings Count | shares	35	35	35
Advisory Fees Paid, Amount	$ 13,391,971
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,522,950,308
Number of Holdings	35
Total Advisory Fee	$13,391,971
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 80.5 Energy Equipment & Services 16.7 Independent Power and Renewable Electricity Producers 2.0 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 86.3 Canada 9.1 United Kingdom 4.2 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.3 Canada - 9.1 United Kingdom - 4.2 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 11.1 Cenovus Energy Inc 4.6 National Energy Services Reunited Corp 4.5 Canadian Natural Resources Ltd 4.4 Marathon Petroleum Corp 4.2 TechnipFMC PLC 4.1 Energy Transfer LP 3.7 Cheniere Energy Inc 3.6 SLB Ltd 3.6 68.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Energy Fund merged into Energy Portfolio on November 14, 2025.	Effective October 30, 2025, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 30, 2025, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 6, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec